As filed with the Securities and Exchange Commission on May 29, 2013
1933 Act Registration No. 333-71703
1940 Act Registration No. 811-09221

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.
Post-Effective Amendment No. 24	[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	[X]
Amendment No. 26	[X]

Community Capital Trust
(Formerly, The Community Reinvestment Act Qualified Investment Fund)

(Exact Name of Registrant as Specified in Charter)

2500 Weston Road
Suite 101
Weston, Florida  33331
(Address of Principal Executive Offices)

877-272-1977
Registrant's Telephone Number, including area code

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, Pennsylvania  19103
(Name and Address of Agent for Service)

It is proposed that this post-effective amendment will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

COMMUNITY CAPITAL TRUST
CCM Active Income Fund
(the “Fund”)

The Fund’s investment objective is to seek to provide (1) a high level of current income consistent with the preservation of capital and (2) reduced correlation to conventional stock and bond markets.

PROSPECTUS May 29, 2013

INSTITUTIONAL SHARES
(CCMNX)

The Securities and Exchange Commission has not approved or disapproved the Fund’s securities or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

FUND SUMMARY	3
Investment Objective	3
Fees and Expenses	3
Principal Investment Strategies	4
Principal Risks	6
Performance Information	11
Investment Advisor and Sub-Advisor	11
Portfolio Managers	12
Purchase and Sale of Fund Shares	12
Tax Information	12
Payments to Broker-Dealers and Other Financial Intermediaries	13
ADDITIONAL INFORMATION ABOUT THE FUND	13
Investment Objective	13
Other Investment Strategies and Risks	13
FEDERAL TAXES	21
PRICING OF FUND SHARES	24
PURCHASING SHARES	25
Purchases by Mail	25
Purchases by Wire Transfer	25
Exchange of Securities	26
Customer Identification Program	26
REDEEMING SHARES	27
Redemptions	27
Policy to Deter Market Timing	28
DIVIDENDS AND DISTRIBUTIONS	29
INVESTMENT ADVISOR AND SUB-ADVISOR	29
SERVICES PLAN	30
FINANCIAL HIGHLIGHTS	30
SERVICE PROVIDERS	31
WHERE TO FIND MORE INFORMATION	BACK COVER

This Prospectus describes the Institutional Shares of the Fund.  The Fund is a series of Community Capital Trust (the “Trust”).

FUND SUMMARY

Investment Objective

The Fund’s investment objective is to seek to provide (1) a high level of current income consistent with the preservation of capital and (2) reduced correlation to conventional stock and bond markets.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE
Exchange Fee	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses1	0.60%
Total Annual Fund Operating Expenses	1.60%

1	Estimated for the Fund’s first fiscal year.

Example

This Example is intended to help you compare the costs of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all your Institutional Shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$163	$505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by utilizing a multi-strategy approach to portfolio construction that attempts to generate a high level of current income and an absolute (or positive) return in various market cycles by employing strategies that exploit disparities or inefficiencies in markets.  At the same time, the Fund seeks to provide lower correlation to the traditional stock and bond markets by utilizing various asset allocation or hedging strategies designed to reduce such correlation.

The Fund may employ a variety of investment strategies, including: (i) directional or tactical strategies, such as long/short equity, long/short credit and global tactical asset allocation; and (ii) event driven strategies, such as special situations and merger arbitrage.  Asset and sector allocations are based on the current macro-economic environment and the potential risks inherent in each sector.

The Fund implements these strategies by investing globally, primarily in developed market countries, in a broad range of asset classes, securities and other investments.  The Fund may invest in equity securities (primarily dividend-paying equity securities) of all types and capitalization ranges, including but not limited to common stocks, preferred stocks and warrants; investment grade and non-investment grade fixed income securities, including but not limited to notes, bonds, debentures and convertible securities, issued by corporations and governments (including municipal governments); currencies; commodities; exchange-traded funds; and exchange-traded notes.  Non-investment grade fixed income securities (commonly known as “junk bonds”) are rated BB or lower by Standard &Poor’s Rating Group, or have a comparable rating by another nationally recognized statistical rating organization (“NRSRO”) (or, if unrated are determined by the Fund’s investment advisor or sub-advisor to be of comparable quality at the time of investment.  With respect to the fixed income portion of its portfolio, the Fund has no limit with respect to its portfolio maturity or duration and will not attempt to maintain any pre-set average portfolio duration.

The Fund may, but is not required to, use derivatives as a substitute for taking a position in an underlying security, for speculation (taking a position in the hope of increasing returns), to manage interest rate risk and currency risk, or as part of a hedging strategy (attempting to reduce risk by offsetting one investment position with another).  These derivative transactions will involve futures contracts, options and swaps, including options on futures and swaps.  The Fund may engage in short-selling for speculation or for hedging purposes.  A short sale involves selling a security the Fund does not own.  The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, i.e. a security the Fund owns, where the maximum loss is the amount invested).  When the Fund engages in short-selling for hedging purposes, it is attempting to limit exposure to a possible market decline in the value of one or more of its portfolio securities.

Investment decisions are based on fundamental market factors, such as yield and credit quality differences among bonds as well as demand and supply trends.  Investment decisions are also based on technical factors such as price momentum, market sentiment, and supply or demand imbalances.  The Fund sells holdings for a variety of reasons, such as to adjust its average maturity or quality, to shift assets into better yielding securities, or to alter sector exposure.

The principal strategies employed by the Fund, together with notable sub-categories, are summarized below:

Directional or Tactical Strategies: Directional or tactical trading strategies utilize market movements, trends or inconsistencies when picking securities across a variety of markets.   These strategies have a greater exposure to the fluctuations of the overall market than market neutral strategies.  These types of strategies may include:

•
Long/Short Equity: This strategy combines core long holdings of equities with short sales of stocks, stock indices, or derivatives related to the equity markets.  The strategy attempts to generate income and long-term capital appreciation by developing and actively managing equity portfolios that include both long and short positions.

•	Long/Short Credit: This strategy seeks exposure to credit-sensitive securities, long and/or short, based upon credit analysis of issuers and securities, and credit market views.

•
Global Tactical Asset Allocation: This strategy attempts to exploit short-term mispricings among a global set of assets.  The strategy focuses on general movements in the market rather than on the performance of individual securities.

Event Driven Strategies: Event driven trading strategies seek to earn excess return through the purchase and/or sale of securities based on anticipated outcomes of company specific or transaction specific situations, such as spin-offs, mergers and acquisitions, liquidations, reorganizations, bankruptcies, recapitalizations and share buybacks.  These types of strategies may include:

•
Special Situations: This strategy seeks to profit by capturing discrepancies in valuation between the current market price of a security and its expected future value based on the occurrence of a corporate restructuring, reorganization or significant alteration in the company’s strategy or product mix.

•	Merger Arbitrage: This strategy seeks to profit by taking advantage of differences between the current market price of a security and its expected future value based on the occurrence of a merger.

•
Capital Structure Arbitrage: This strategy attempts to take advantage of a pricing inefficiency between two or more securities of the same company.  For example, the Fund may buy a senior debt instrument that its investment adviser believes is undervalued, while simultaneously shorting a subordinated debt instrument of the same issuer that is believed to be overvalued.

The Fund’s investment advisor or sub-advisor allocates the Fund’s assets to the underlying investment strategies based on its analysis of the investment strategy, current market conditions and perceived investment opportunities.

Principal Risks

All investments, including those in mutual funds, have risks.  No investment is suitable for all investors.  The Fund is intended for investors who can accept the risks involved with its investments, such as credit risk and market risk, and who can accept the fact that there will be principal fluctuation.  Of course, there can be no assurance that the Fund will achieve its objective.  You may lose money by investing in the Fund.  Below are the main risks of investing in the Fund:

Arbitrage or Fundamental Risk: Employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Commodities Risk:  Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls.  In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.  Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract.  Many of these derivative contracts will be privately negotiated in the over-the-counter market.  These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty.  If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due.  In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due.  Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics.  Investment grade ratings do not guarantee that bonds will not lose value.

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies.  The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks.  Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.  The Fund’s net currency positions may expose it to risks independent of its securities positions.

Derivatives Risk: The use of derivative instruments exposes the Fund to additional risks and transaction costs.  These instruments come in many varieties and have a wide range of potential risks and rewards, and may include forward contracts, futures contracts, options (both written and purchased), swaps and options on futures and swaps.  A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Exchange-Traded Funds (ETFs):  ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market.  In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities.  Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks.  As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF’s expenses, including management fees, in addition to its own expenses.

Exchange-Traded Notes (ETNs) Risk:  ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or financial institution.  ETNs track the performance of a particular market index but do not represent ownership in a pool of securities.  ETNs have a stated maturity date but pay no periodic coupon interest and offer no principal protection.  ETN investors receive cash payments linked to the performance of the particular market index (less any fees) upon maturity.  The value of an ETN is subject to the credit risk of the issuer.  There may not be an active trading market available for some ETNs.  In addition, trading of ETNs may be halted or de-listed.

Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors.  Foreign governments also may impose limits on investment and repatriation and impose taxes.  Any of these events could cause the value of the Fund’s investments to decline.

Futures Contract Risk: A futures contract is a type of derivative instrument that obligates the holder to buy or sell a specified financial instrument at an agreed upon price.  The successful use of futures contracts draws upon the Fund’s investment advisor’s or sub-advisor’s skill and experience with respect to such instruments and is subject to special risk considerations.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; losses cause by unanticipated market movements, which are potentially unlimited; the Fund’s investment advisor’s or sub-advisor’s inability to predict correctly the direction of securities prices, interest rates and other economic factors; the possibility that the counterparty will default in the performance of its obligations; and if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements and at time when it may be disadvantageous to do so.

Hedging Transactions Risk: The Fund’s investment advisor or sub-advisor, from time to time, may employ various hedging techniques.  The success of the Fund’s hedging strategy will be subject to the investment adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged.  Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the investment adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner.  For a variety of reasons, the investment adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged.  Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss.  In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase.  The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Fund’s investment adviser.

Leverage Risk: The Fund may make investments in futures contracts, swaps and other derivative instruments.  The futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss.  If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund.  The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements.  Leverage may involve the creation of a liability that requires the Fund to pay interest.

Manager Risk: If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value.  Prices may fluctuate widely over short or extended periods in response to company, market or economic news.  Markets also tend to move in cycles, with periods of rising and falling prices.  If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Mortgage-Backed Securities Risk: Mortgage-related and other mortgage-backed securities are subject to certain risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates).  Exposure to mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities.

New Fund Risk: The Fund is newly-formed.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders.

Non-Investment Grade Fixed Income Securities Risk:  Non-investments grade fixed income securities (“junk bonds”), while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy.  They are regarded as speculative with respect to the issuer’s capacity to pay interest and to repay principal.  The market values of certain of these securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds.  In addition, junk bonds tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active.  The lack of a liquid secondary market may have an adverse effect on market price and the Fund’s ability to sell particular securities.

Options Risk: An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the future at an agreed upon price prior to the expiration date of the option.  Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with the Fund’s ordinary securities transactions.  The value of options can be highly volatile, and their use can result in loss if the Fund’s investment adviser or sub-adviser is incorrect in its expectation of price fluctuations.  The successful use of options for hedging purposes also depends in part on the ability of the Fund’s investment advisor or sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.  Unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members that fail to perform them in connection with the purchase or sale of options.

Preferred Stock Risk: Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond holders.  Unlike most debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, typically may not be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

Short Sale Risk: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund.  The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested).  The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Small- and Medium-Sized Company Risk: The Fund may invest in companies that are smaller, less established, with less liquid markets for their securities, and therefore may be riskier investments.  While small- and medium-sized companies generally have the potential for rapid growth, the securities of these companies often involve greater risks than investments in larger, more established companies because small- and medium-sized companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies.  In addition, in many instances the frequency and volume of trading in small- and medium-size companies is substantially less than is typical of larger companies.  The value of securities of smaller, less well known issuers can be more volatile than that of larger issues.

Swap Agreement Risk: The Fund may enter into swap agreements, which are agreements between two parties (counterparties) to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate, or index.  The swaps market is largely unregulated.  It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.  Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.  Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Warrants Risk: A warrant represents the right to purchase a security at a predetermined price for a specified period of time.  Warrants are derivative instruments that present risks similar to options.

Performance Information

Performance history will be presented for the Fund after it has been in operation for a full calendar year.  For current performance information, please visit www.ccmactiveincome.com.

Investment Advisor and Sub-Advisor

Community Capital Management, Inc. (the “Advisor”) serves as the investment advisor to the Fund.  Badge Investment Partners LLC (the “Sub-Advisor”) serves as the sub-advisor to such portion of the Fund’s assets as are allocated to the Sub-Advisor from time to time at the discretion of the Advisor.

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Of the Advisor:
Todd Cohen	Since Inception	President and Chief Investment Officer
David Sand	Since Inception	Chief Investment Strategist
Elliot Gilfarb	Since Inception	Portfolio Manager
Andrew Shafter	Since Inception	Portfolio Manager

Of the Sub-Advisor:

Andrew J. Cowen	Since Inception	Managing Member, Chief Investment Officer and Chief Compliance Officer

Purchase and Sale of Fund Shares

Institutional Shares of the Fund are available for purchase by (1) corporations, partnerships, business trusts, pension and retirement plans, and other institutions and organizations acting on their own behalf or on behalf of customers or other beneficial owners, (2) the Trustees and officers of the Trust, and (3) directors, officers and employees of the Advisor.

If you are considering investing in Institutional Shares of the Fund, contact the Fund’s transfer agent toll-free at 866-202-3573.  The transfer agent will provide information concerning your investment options and can provide all materials and procedures required to open an account.  New accounts can be opened directly with the Fund by wire transfer, by check purchase or through an exchange of securities.

The minimum initial investment for Institutional Shares is $500,000.  The Fund reserves the right to waive this minimum initial investment for any purchase.  There is no minimum requirement for subsequent purchases.

You may sell (redeem) your Institutional Shares on any day when both the New York Stock Exchange and the Fund’s custodian are open for business (“Business Day”). Redemption requests must be in writing and sent to: CCM Active Income Fund, P.O. Box 2175, Milwaukee, WI  53201-2175.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

ADDITIONAL INFORMATION ABOUT THE FUND

Investment Objective

The Fund’s investment objective is to seek to provide (1) a high level of current income consistent with the preservation of capital and (2) reduced correlation to conventional stock and bond markets.  The Fund’s investment objective may be changed by the Board of Trustees of the Trust upon 60 days’ written notice to shareholders.

Other Investment Strategies and Risks

There are specific restrictions on the Fund’s investments.  Such restrictions are detailed in the Fund’s Statement of Additional Information (“SAI”).  The Fund may utilize from time to time one or more of the investment practices described below to assist it in reaching its investment objective.  In addition to the principal risks discussed in the Fund Summary, the Fund’s investments involve additional potential risks which are summarized below.  The SAI also contains more detailed or additional information about certain of these practices, the potential risks and/or the limitations adopted by the Fund to help manage such risks.  The Fund may not use all of these techniques or strategies or might only use them from time-to-time.

CFTC Regulation Risk: The Fund is a registered investment company and is presently exempt from regulation as a “commodity pool” under Commodity Futures Trading Commission (“CFTC”) Rule 4.5 because it is limiting its investments in commodity futures, commodity options contracts and swaps to below the de minimis thresholds adopted by the CFTC in its recent amendments to Rule 4.5.  For this reason, the Fund’s investment advisor is not required to register as a commodity pool operator at this time.  However, should the Fund become subject to regulation by the CFTC, the Fund may be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements under the Commodity Exchange Act.  Compliance with these additional requirements may increase Fund expenses.  Certain of the requirements that would apply to the Fund if it becomes subject to CFTC regulation have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted.  The Adviser does not expect that compliance with CFTC regulations, if required, will materially adversely affect the ability of the Fund to achieve its objective.

Convertible Securities Risk: The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls.  In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness.  Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Depositary Receipts: The Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They include American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and are U.S. dollar-denominated.

Although ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, tax, currency and regulatory risk, by investing in ADRs rather than directly in securities of foreign issuers, the Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

Emerging Markets Securities: Although the Fund invests primarily in the securities of issuers located in developed market countries, such as Germany, Japan and the United Kingdom, the Fund may also invest to a lesser extent in the securities of issuers located in emerging market countries, such as Brazil and China. Markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

Equity and Equity-Related Securities: The Fund may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts (“REITS”), and equity participations. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Common stocks may decline over short or even extended periods of time. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right’s or warrant’s expiration. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. State law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a limited partnership than investors in a corporation. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund’s net asset value to fluctuate. The number of issuers in the Fund’s portfolio will vary over time.

Fixed-Income Investments: The Fund may invest in fixed-income securities.  Fixed-income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments.  Fixed-income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including (without limitation) fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.  The credit quality of securities held in the Fund’s portfolio is determined at the time of investment.  If a security is rated differently by multiple rating organizations, the Fund treats the security as being rated in the lower rating category.

Forward Roll Transactions: To enhance current income, the Fund also may engage in a series of purchase and sale contracts or forward roll transactions in which the Fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed-upon price.  Similar forward roll transactions may include U.S. Treasury and U.S. agency notes and bonds.

Futures Contracts and Related Options: The Fund may invest in futures contracts and related options.  Futures contracts are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price.  An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time.  A futures contract may be based on particular securities, securities indices and other financial instruments and indices.  The Fund may engage in futures transaction on both U.S. and foreign exchanges.

The Fund may purchase and sell futures contracts, and purchase and write call and put options on futures contracts, in order to seek to increase total return or to hedge against changes in interest rates or securities prices, or to otherwise manage its term structure, sector selections and duration in accordance with its investment objective and policies.  The Fund may also enter into closing purchase and sale transactions with respect to such contracts and options.

Futures contracts and related options present the following risks:

▪
While the Fund may benefit from the use of futures and options, unanticipated changes in interest rates or securities prices may result in poorer overall performance than if the Fund had no entered into any futures contracts or options transactions.

▪
Because perfect correlation between a futures position and a portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and the Fund may be exposed to additional risk of loss.

▪	The loss incurred by the Fund in entering into futures contracts and in writing call options is potentially unlimited and may exceed the amount of the premium received.

▪	Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value.

▪	As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund.

▪	Futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

▪	Foreign exchanges may not provide the same protection as U.S. exchanges.

Illiquid Securities: The Fund may invest up to 15% of its net assets in illiquid securities.  Not readily marketable, illiquid securities include restricted securities and repurchase obligations maturing in more than seven days.  Certain restricted securities that may be resold to institutional investors under Rule 144A under the Securities Act of 1933 and Section 4(2) commercial paper may be deemed liquid under guidelines adopted by the Board of Trustees.  The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Interest Rate Swaps, Total Return Swaps, Credit Default Swaps and Options on Swaps: Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments.  Total return swaps are contracts that obligate one party to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time.  The underlying asset might be a security or basket of securities or a non-asset reference such as a securities index.  In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return from a different underlying asset or non-asset reference.  Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation.  Options on swaps (“swaptions”) are options to enter into a swap agreement.  The Fund may also purchase and write (sell) swaptions.  Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms.  The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

The Fund may enter into the transactions described above for hedging purposes or to seek to increase total return (which is considered a speculative activity).  The use of swaps and swaptions is a highly specialized activity which involved investment techniques and risks different from those associated with ordinary portfolio securities transactions.  If the Advisor is incorrect in its forecasts of market values and interest rates, the investment performance of the fund would be less favorable that it would have been if these investment techniques were not used.

Mortgage-Backed Securities: Mortgage-backed securities may be issued by private companies or by agencies of the U.S. government.  Mortgage-backed securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both.  The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates.  Principal only mortgage-backed securities are particularly subject to prepayment risk.  The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates.  Interest only instruments are particularly subject to extension risk, i.e. the risk that an issuer will exercise its right to pay later than expected.  This may occur when there is a rise in interest rates.  Mortgage derivatives and structured securities often employ features that have the effect of leverage.  As a result, small changes in interest or prepayment rates may cause large and sudden price movements, especially compared to an investment in a security that is not leveraged.  Mortgage derivatives can also become illiquid and hard to value in declining markets.

Mortgage-backed securities that are collateralized by a portfolio of mortgages or mortgage-related securities depend on the payments of principal and interest made by or through the underlying assets, which may not be sufficient to meet the payment obligations of the mortgage-backed securities.  Prepayments of principal, which occur more frequently in falling interest rate conditions, may shorten the term and reduce the value of these securities.  The quality and value of the underlying collateral may decline, or default, which has become a significant risk for collateral related to sub-prime mortgage loans, especially in a declining residential real estate market.  Further, these securities generally are privately sold and may not be readily marketable, particularly after a rapid decrease in value.  Investments in mortgage-backed securities may also be subject to valuation risk.

Options on Securities and Securities Indices: The Fund may invest in options on securities and securities indices.  A put option gives the purchaser of the option the right to sell, and the writer (seller) of the option the obligation to buy, the underlying instrument during the option period.
A call option gives the purchaser of the option the right to buy, and the writer (seller) of the option the obligation to sell, the underlying instrument during the option period.  The Fund may write (sell) covered call and put options and purchase put and call options on any securities in which the Fund may invest or on any securities index consisting of securities in which it may invest.

The writing and purchase of options is a highly specialized activity which involves special investment risks.  Options may be used for either hedging or cross-hedging purposes, or to seek to increase total return (which is considered a speculative activity).  The successful use of options depends in part on the ability of the Advisor to anticipate future price fluctuations and the degree of correlation between the options and securities markets.  If the Advisor is incorrect in its expectation of changes in market prices or determination of the correlation between the instruments or indices on which options are written and purchased and the instruments in the Fund’s investment portfolio, the Fund may incur losses that it would not otherwise incur.  The use of options can also increase the Fund’s transaction costs.  Options written or purchased by the Funds may be traded on either U.S. or foreign exchanges or over-the-counter.  Foreign and over-the-counter options will present greater possibility of loss because of their greater illiquidity and credit risks.  When writing an option, the Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligation under the option contract.

Other Investment Companies: The Fund may invest up to 10% of its total assets in the securities of other investment companies (including issues that would be investment companies but for sections 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940 (the “1940 Act”)), but may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the voting securities of any other investment company.  Among other things, the Fund may invest in money market mutual funds for cash management purposes by “sweeping” excess cash balances into such funds until the cash is invested or otherwise utilized.  The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund.  Investments in issues that would be investment companies but for sections 3(c)(1) or 3(c)(7) of the 1940 Act will be considered illiquid investments and would be subject to the Fund’s 15% limitation on investments in illiquid securities.

Recent Market Events Risk: The equity and debt capital markets globally have experienced unprecedented volatility in the past several years.  This financial crisis has caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the Fund.  Because these events are unprecedented, it is difficult to predict their magnitude or duration.  Changes in market conditions will not have the same impact on all types of securities.  In respect to the financial crisis, the U.S. Government and other foreign governments have taken steps to support financial markets.  The withdrawal of this support could also negatively impact the value and liquidity of certain securities.

Repurchase Agreements: The Fund may invest in repurchase agreements, provided that it will not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days and any other illiquid securities.  A repurchase agreement involves the sale of securities to the Fund, with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount representing interest at an agreed-upon interest rate within a specific period of time, usually less than one week, but, on occasion, at a later time.  Repurchase agreements entered into by the Fund will be fully collateralized and will be marked-to-market daily.  In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

Short Sale Risk: The Fund may enter into a short sale by selling a security it has borrowed (typically from a broker or other institution).  If the market price of a security increases after the Fund borrows the security, the Fund will suffer a (potentially unlimited) loss when it replaces the borrowed security at the higher price.  In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss.  In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price.  Before the Fund replaces a borrowed security, it is required to designate on its books cash or liquid assets as collateral to cover the Fund’s short position, marking the collateral to market daily.  This obligation limits the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.  The Fund may also take a short position in a derivative instrument, such as a future, forward or swap.  A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument.  Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.

Temporary Defensive Instruments: In response to adverse market, economic, political or other conditions, the Fund may take temporary defensive positions.  In such circumstances the Fund may invest in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements).  During such periods, the Fund will earn less income than it would if it invested in higher yielding securities and will not be able to achieve its investment objective.  When the Fund is not taking a temporary defensive position, it may hold some cash and money market instruments so that it can pay its expenses, satisfy redemption requests or take advantage of investment opportunities.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.  Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.  Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time.  This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase Agreements: The Fund may purchase or sell securities on a when-issued or delayed-delivery basis.  Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed.  The Fund makes such purchase commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Advisor deems it advisable for investment reasons.

The Fund may enter into reverse repurchase agreements with banks and securities dealers.  A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price.  Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

At the time the Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be earmarked or segregated on the books of the Fund and held by the custodian throughout the period of the obligation.  The use of these investment strategies may increase net asset value fluctuation.

When-Issued Securities and Forward Commitments: The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time.  When-issued securities are securities that have been authorized, but not yet issued.  When-issued securities are purchased in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.  A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date.  Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.  Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if the Investment Adviser deems it appropriate.  When purchasing a security on a when-issued basis or entering into a forward commitment, the Fund must “set aside” liquid assets, or engage in other appropriate measures to “cover” its obligations.

Disclosure of Portfolio Holdings: A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

FEDERAL TAXES

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents and domestic corporations and trusts.  You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

The Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  Except as discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares.  Fund distributions attributable to short-term capital gains and net investment income are generally taxable to you as ordinary income, except as discussed below.  Distributions attributable to any excess of net long-term capital gain over net short-term capital loss are generally taxable to you as long-term capital gains, regardless of how long you have held your shares.  The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 23.8% (which includes a 3.8% Medicare tax).  You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met.  In general, if 95% or more of the gross income of the Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gain rates.  But if less than 95% of the gross income of the Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund.  For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).  The amount of the Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities, if any, certain options transactions, if any, a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from the Fund will generally be taxable to you in the taxable year in which they are paid, with one exception.  Distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

The Fund may be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies.  If more than 50% of the Fund’s assets at the close of its taxable year consist of foreign securities and certain other requirements are met, the Fund may make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit, subject to applicable limitations, or (2) to take that amount as an itemized deduction.

A portion of distributions paid by the Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations.  The amount of the dividends qualifying for this deduction may however be reduced as a result of the Fund’s securities lending activities, if any, by a high portfolio turnover rate, or by investments in non-U.S. corporations.

You should note that if you purchase Fund shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This is known as “buying into a dividend.”

It is contemplated that the Fund may invest in derivative securities, including options, swaps, futures and options on futures, and may also engage in short sales.  The tax treatment of these sorts of transactions is complex and may (as may a high portfolio turnover rate) result in the recognition by the Fund of significant amounts of short-term capital gain and ordinary income.  This, in turn, may cause significant portions of the distributions by the Fund to shareholders to be taxable at an ordinary income rate.  Also, in some cases, these transactions may cause the Fund to recognize income or gain without any corresponding receipt of cash, in which case the Fund may have to liquidate other positions to enable it to distribute the amount of that income or gain to shareholders so as to avoid incurring corporate-level tax.

You will generally recognize gain or loss on redemptions of Fund shares based on the difference between your redemption proceeds and your basis in the shares.  Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.  Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

The Fund will be required in certain cases to withhold and remit to the Internal Revenue Service (“IRS”) a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the IRS for failure to properly include on its return payments of taxable interest or dividends, or (iii) has failed to certify to the Fund that he, she or it is not subject to back-up withholding when required to do so or is an “exempt recipient.” The current withholding rate is 28%.

Shareholders may also be subject to state and local taxes on distributions and redemptions.  State income taxes do not generally apply, however, to the portions of the Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.  You should consult with your tax advisor regarding the tax status of distributions in your state and locality.

The one major exception to the principles described above is that distributions on, and sales and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless such shares were acquired with borrowed funds.

Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States.  In the case of a regulated investment company such as the Fund, however, certain categories of dividends are exempt from the 30% withholding tax.  These generally include dividends attributable to the Fund’s net capital gains (excess of net long-term capital gains over net short-term capital losses) and, for taxable years of the Fund beginning before January 1, 2014, dividends attributable to the Fund’s interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Fund.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale or redemption of shares in the Fund, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Fund.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in the Fund is effectively connected with that trade or business, then the foreign investor’s income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

Beginning January 1, 2014 the Fund will be required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

The Fund (or its administrative agent) must report to the IRS and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date.  In addition to reporting the gross proceeds from the sale of Fund shares, the Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period.  For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods.  In the absence of an election, the Fund will use the FIFO (first-in, first-out) method as the default cost basis method.  The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares.  Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

More information about taxes is contained in the Statement of Additional Information.

PRICING OF FUND SHARES

The price of the Fund’s Institutional Shares is based on the net asset value (NAV) per share.  The NAV per share is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) every Business Day.  You can buy and sell Institutional Shares of the Fund on any Business Day.  The Fund will not price its Institutional Shares on national holidays or other days when either the New York Stock Exchange or the Fund’s custodian is closed for trading (the Fund’s custodian is closed for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day).  NAV per share for Institutional Shares is calculated by dividing the total value of the Fund’s assets attributable to Institutional Shares after subtracting liabilities attributable to Institutional Shares by the number of outstanding Institutional Shares.

The Fund’s portfolio securities are valued at market value based on independent third party pricing.  Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, subject to the review and supervision of the Fund’s Board of Trustees.  Circumstances in which securities may be fair valued include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news is released such as governmental approvals.  In addition, the Trust, in its discretion, may make adjustments to the prices of securities held by the Fund if an event occurs after the publication of market values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures.  This may occur particularly with respect to certain foreign securities held by the Fund.  Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, governmental actions, or natural disasters.  The use of fair valuation involves the risk that the values used by the Fund to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.  Short-term obligations, which are debt instruments with a maturity of 60 days or less, held by the Fund are valued at their amortized cost which approximates market value.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares.  Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

PURCHASING SHARES

If your request to buy Institutional Shares of the Fund is received in good order by the Fund’s transfer agent by 4:00 p.m. (Eastern time) on a Business Day, the price you pay will be the NAV per share next determined.  If your request to buy Institutional Shares of the Fund is received in good order by the Fund’s transfer agent after 4:00 p.m. (Eastern time) on a Business Day or on a non-Business Day, the price you pay will be the NAV per share determined on the next Business Day.  See “Purchases by Mail” and “Purchases by Wire Transfer” below.  A purchase request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed and delivered.  A purchase request initiating the opening of an account will not be considered to be in good order unless you have provided all information required by the Trust’s “Customer Identification Program” described below.

Purchases by Mail.

To purchase Institutional Shares by mail, complete an account application, including the name in which the account is registered and the account number.  Mail the completed application and a check payable to CCM Active Income Fund to:

Regular Mail:	Overnight Mail:

CCM Active Income Fund	CCM Active Income Fund
P.O. Box 2175	803 West Michigan Street, Suite A
Milwaukee, WI 53201-2175	Milwaukee, WI 53233-2307

Initial share purchases must be accompanied by a completed new account application with signature(s) of authorized officer(s) and appropriate corporate resolutions or other evidence of authority dated within 60 days.  Checks are accepted subject to collection.  If shares are purchased by check and redeemed within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared, a period of up to fifteen days.  Please specify that you want to invest in Institutional Shares of the Fund.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.  No cash, cashiers checks, money orders, travelers checks, credit cards, credit card checks, third party checks or other checks deemed to be high-risk checks will be accepted.

Purchases by Wire Transfer.

You may purchase Institutional Shares by making a wire transfer of federal funds to the Fund’s distributor.  You must include the full name in which your account is registered and the Fund account number, and should address the wire transfer as follows:

UMB Bank, N.A.
ABA # 101000695
For Credit to: CCM Active Income Fund
Acct. # 9871418510
For further credit (Your Name)
Acct. # (Your Acct. No.)
SSN or TIN

Before making an initial investment by wire transfer, you must forward a completed new account application with your taxpayer identification number and signature(s) of authorized officer(s) to the Fund (1) by fax to the Fund’s transfer agent at 414-299-2178 or (2) by mail to CCM Active Income Fund, P.O. Box 2175, Milwaukee, WI  53201-2175.

Your financial institution may charge you a fee for sending funds by wire.

You will receive a statement showing the number of Institutional Shares purchased, the NAV at which your shares were purchased, and the new balance of Institutional Shares owned each time you purchase Institutional Shares of the Fund.  The Fund does not issue share certificates.  All full and fractional shares will be carried on the books of the Fund.

The Fund reserves the right to reject purchase orders.

If the Fund’s transfer agent cannot locate an investor for a period of time specified by appropriate state law, the investor’s account may be deemed legally abandoned and then escheated (transferred) to the state’s unclaimed property administrator in accordance with statutory requirements.

Exchange of Securities.

The Fund may issue Institutional Shares in exchange for securities owned by an investor.  The Fund will issue its Institutional Shares only in exchange for securities that are determined by the Advisor to be appropriate in type and amount for investment by the Fund in light of the Fund’s investment objective and policies and current holdings.  To determine the number of Institutional Shares of the Fund that will be issued in the exchange, the investor’s securities will be valued by the method used for valuing the Fund’s portfolio securities.  See “Pricing of Fund Shares” above.

To discuss arrangements for purchasing Institutional Shares of the Fund in exchange for your securities, contact the Advisor toll-free at 1-877-272-1977.

Customer Identification Program.

Federal regulations may require the Trust to obtain your name, principal place of business, employer identification number (EIN) or other government-issued identification when you open an account.  Additional information may be required in certain circumstances.  Applications without such information may not be accepted.  To the extent permitted by applicable law, the Trust reserves the right to (i) place limits on transactions in an investor’s account until the investor’s identity is verified; (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified.

REDEEMING SHARES

You may redeem your Institutional Shares in the Fund at any time and for any reason.  Redemption requests received in good order by the Fund’s transfer agent on a Business Day by 4:00 p.m. Eastern time will be executed on the same day at that day’s closing NAV.  Redemption requests received in good order by the Fund’s transfer agent on a non-Business Day or after 4:00 p.m. Eastern time on a Business Day will be executed the next Business Day, at that day’s closing NAV.  A redemption request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed (with signature guarantees if applicable) and delivered.

Redemptions.

Send your written redemption request to CCM Active Income Fund, P.O. Box 2175, Milwaukee, WI  53201-2175.  To be in proper form, your redemption request must:

•	Specify your account number, Fund name and the number of shares or dollar amount to be redeemed, and where to send the proceeds; and

•	Be signed by the authorized representative(s);

•	Include a copy of your firm’s corporate resolution dated within 60 days verifying the authorized signer; and

•	Include a Medallion Signature Guarantee if necessary (see below).

When redeeming your shares, you must have your signature medallion guaranteed if:

•	you want the Fund to send your money to an address other than the address on your account;

•	you want the Fund to send your money to the address on your account that’s changed within the last 30 days; or

•	you want the Fund to make the check payable to someone else.

The Fund will not process a redemption request unless it has received a completed new account application and other documentation described in “PURCHASING SHARES — Purchases by Mail” and “PURCHASING SHARES — Purchases by Wire Transfer” above.  Further documentation may be requested to evidence the authority of the person or entity making the redemption request.

In order to change the account registration or transfer ownership of an account, additional documents will be required.  In order to avoid delays in processing these requests, you should call the Fund's transfer agent at 866-202-3573 before making your request to determine what additional documents are required.

When you redeem your Institutional Shares, they may be worth more or less than you paid for them, depending upon the value of the Fund’s portfolio securities at the time of redemption.

Payment for Institutional Shares redeemed is made within seven days after receipt by the Fund of a request for redemption in proper form.  The Fund will normally pay redemption proceeds in cash but reserves the right to deliver securities owned by the Fund instead of cash.  The Fund reserves the right to suspend or postpone redemptions during any period when (a) trading on any of the major U.S. stock exchanges is restricted, as determined by the Securities and Exchange Commission (“SEC”), or when the major exchanges are closed for other than customary weekend and holiday closings, (b) the SEC has by order permitted such suspension, or (c) an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.  The Fund may redeem all Institutional Shares held by a shareholder whose account value is less than the minimum initial investment as a result of redemptions.

Policy to Deter Market Timing.

In accordance with the policy adopted by the Board of Trustees of the Trust, the Fund discourages mutual fund market timing and requires the Fund’s service providers to maintain adequate procedures designed to provide reasonable assurance that market timing activity will be identified and terminated.  Mutual fund market timing involves the purchase and sale of shares of mutual funds within short periods of time with the intention of capturing short-term profits resulting from market volatility.  Market timing may disrupt portfolio management strategies, harm the performance of the Fund, dilute the value of shares of the Fund and increase brokerage and administrative costs.

Pursuant to this policy, which applies to all accounts investing in the Fund, the Fund’s service providers are specifically prohibited from knowingly opening accounts for the purpose of market timing in the Fund, entering client trades for the purpose of market timing, processing exchanges or switches for the purpose of market timing and assisting a shareholder in commingling multiple clients’ funds in an omnibus account for the purpose of mutual fund market timing.

The Fund’s Chief Compliance Officer shall report any suspected market timing activity in the Trust promptly to the Board.  There is no assurance that the Fund will be able to identify market timers, particularly if they are investing through intermediaries.  The Fund reserves the right, in its sole discretion, to reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and pay dividends from net investment income monthly.  The Fund intends to make distributions of capital gains, if any, at least annually, usually in December.  Dividends and distributions are reinvested in additional Institutional Shares unless you indicate in the account application or otherwise in writing that you want to have dividends and distributions paid in cash.

INVESTMENT ADVISOR AND SUB-ADVISOR

Community Capital Management, Inc. (the “Advisor”) is a registered investment advisor founded in November 1998, with headquarters at 2500 Weston Road, Suite 101, Weston, Florida 33331.  The Advisor also provides advice to other clients including separate accounts and other registered investment companies.  As of April 30, 2013, the Advisor had approximately $1.86 billion in assets under management.  Todd Cohen, President and Chief Investment Officer of the Advisor, David Sand, Elliot Gilfarb and Andrew Shafter have been portfolio managers of the Fund since its inception.  Mr. Cohen was a founder of the Advisor.  Mr. Sand joined the Advisor in 2013 as Chief Investment Strategist.  From 2012-2013, he was a consultant to non-profit organizations and startup enterprises, from 2010-2011, he was the Chief Investment Officer of CDT Advisors LLC, and from 1994-2010, he was the Chief Investment Officer of Access Capital Strategies and its Community Investment Fund.  Mr. Gilfarb has been with the Advisor for over six years, serving as a trading associate from 2006-2008, a junior portfolio manager from 2010-2012 and a portfolio manager from 2012 to date, with primary responsibility for the Advisor’s separate accounts.  Mr. Shafter joined the Advisor in 2013 as a portfolio manager.  From 2009-2013, he was product manager at Longfellow Investment Management and in 2008 was a senior institutional fixed income representative at SunTrust Capital Markets.

Badge Investment Partners LLC (the “Sub-Advisor”) is a registered investment advisor founded in March 2013, with headquarters at 400 Kelby Street, Suite P4, Fort Lee, New Jersey 07024.  The Sub-Advisor provides advice to other clients, including separate accounts.  The Sub-Advisor had no assets under management as of April 30, 2013.  Andrew J. Cowen, Managing Member, Chief Investment Officer and Chief Compliance Officer of the Sub-Advisor has been a portfolio manager of the Fund since its inception.  Mr. Cowen was the founder of the Sub-Advisor.  Prior thereto, Mr. Cowen was an analyst at Raptor Group from 2010-2011 and a partner and principal at Tricadia Capital from 2005-2010.

For more information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Fund, see the Statement of Additional Information.

Under the terms of an investment advisory agreement, the Advisor, subject to the supervision of the Fund’s Board of Trustees, manages the investment operations of the Fund in accordance with the Fund’s investment policies.  As compensation for advisory services and the assumption of related expenses, the Adviser is entitled to an advisory fee, computed daily and payable monthly, at the annual rate of 1.00% of the Fund’s average daily net assets.  The Advisor compensates the Sub-Advisor out of the advisory fee the Advisor receives for managing the Fund.  The Advisor provides certain support services to the Sub-Advisor in return for a portion of the Sub-Advisor’s gross revenue.

The Advisor has contractually agreed to waive fees and reimburse expenses until June 1, 2014 so that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses and short sale dividend expenses) will not exceed 1.60% of the Fund’s average daily net assets attributable to Institutional Shares.  The Advisor may not recoup waived fees and reimbursed expenses.

The Advisor may pay compensation from time to time, out of its assets and not as an additional charge to the Fund, to certain institutions and other persons in connection with the sale, distribution and/or servicing of Institutional Shares of the Fund.  See the Statement of Additional Information for more details on these payments.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreement with the Advisor and the sub-advisory agreement between the Advisor and the Sub-Advisor will be available in the Fund’s first annual report (at May 31) or semi-annual report (at November 30) to shareholders following commencement of operations.

SERVICES PLAN

The Fund has adopted a Services Plan with respect to its Institutional Shares.  Pursuant to the Services Plan, the Fund intends to enter into servicing agreements with institutions.  Pursuant to these servicing agreements, institutions render certain personal liaison and administrative support services to customers who are the beneficial owners of Institutional Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Institutional Shares beneficially owned by such customers.  The Fund will not pay more than 0.20% in the aggregate for personal liaison and administrative support services through May 31, 2014.

FINANCIAL HIGHLIGHTS

There are no financial highlights for the Fund because it had not commenced operations as of the date of this Prospectus.

SERVICE PROVIDERS

Investment Advisor:
Community Capital Management, Inc.
2500 Weston Road, Suite 101
Weston, Florida 33331

Sub-Advisor:
Badge Investment Partners LLC
400 Kelby Street, Suite P4
Fort Lee, New Jersey 07024

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103

Independent Registered Public Accounting Firm:
Grant Thornton LLP
60 Broad Street
New York, NY 10004

Custodian:
U.S. Bank National Association
50 South 16th Street
Suite 2000
20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

WHERE TO FIND MORE INFORMATION

You will find more information about the Fund in the following documents:

Annual and semi-annual reports

Additional information about the Fund’s investments will be available in the Fund’s annual and semiannual reports to shareholders.  Once the Fund’s annual report is available, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its first fiscal year.

Statement of Additional Information (SAI)

The SAI contains detailed information about the Fund and its policies.  By law, it is incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Fund and make shareholder inquiries by calling the Advisor toll-free at 1-877-272-1977 or writing to:

CCM Active Income Fund
c/o Community Capital Management, Inc.
2500 Weston Road, Suite 101
Weston, Florida 33331

or on the Internet at www.ccmactiveincome.com.

You can write to the Securities and Exchange Commission (“SEC”) Public Reference Section and ask them to mail you information about the Fund, including the SAI.  The SEC will charge you a duplicating fee for this service.  You can also visit the Public Reference Room to review and copy the documents.  For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-1520
202-551-8090

Reports and other information about the Fund are also available on the SEC’s Edgar database at http://www.sec.gov.  Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC’s e-mail address at publicinfo@sec.gov.

The Trust’s Investment Company Act File No. is 811-09221.

COMMUNITY CAPITAL TRUST

CCM Active Income Fund
(the “Fund”)

Institutional Shares (CCMNX)

STATEMENT OF ADDITIONAL INFORMATION

May 29, 2013

This Statement of Additional Information is not a prospectus.  It relates to and should be read in conjunction with the Prospectus for Institutional Shares of the CCM Active Income Fund dated May 29, 2013.  You may obtain a copy of the Prospectus, free of charge, by writing to CCM Active Income Fund, P.O. Box 2175, Milwaukee, WI 53201-2175, by toll-free telephone request at 1-866-202-3573, or on the Internet at www.ccmactiveincome.com.

TABLE OF CONTENTS

Page

DEFINED TERMS	1
THE TRUST AND ITS SHARES	1
INVESTMENT POLICIES AND RESTRICTIONS	4
Arbitrage Strategies	4
Asset-Backed (including Mortgage-Backed) Securities	4
Cash Management/Temporary Investments	9
Commodities Instruments	9
Convertible Securities	10
Corporate Debt Obligations	11
Distressed Securities	11
Emerging Market Investments	11
Equity Securities	13
Equity Swaps	14
Exchange-Traded Funds (ETFs)	15
Exchange-Traded Notes (ETNs)	15
Foreign Currency Transactions	16
Foreign Government Debt Obligations	17
Foreign Securities	18
Forward Commitments, When Issued Securities and Delayed-Delivery Transactions	19
Futures Contracts and Related Options	20
Hedging Transactions	21
Illiquid Securities	21
Initial Public Offerings	22
Interest Rate Swaps, Total Rate of Return Swaps, Credit Swaps, Interest Rate Floors, Caps and Collars and Currency Swaps	22
Investment Company Securities	24
Lending of Portfolio Securities	24
Leveraging	24
Non-Investment Grade Securities	25
Options	25
Repurchase Agreements	27
Reverse Repurchase Agreements	28

-i-

TABLE OF CONTENTS
(continued)

Short Sales	28
Short Sales “Against the Box”	29
Small-Cap and Mid-Cap Stocks	29
Taxable Municipal Bonds	29
U.S. Government Securities	30
Investment Restrictions	31
Policies and Procedures Relating to Selective Disclosure of Portfolio Holdings	32
INVESTMENT ADVISOR AND SUB-ADVISOR	34
PROXY VOTING POLICIES	39
Trustees and Officers	39
PERFORMANCE INFORMATION	46
NET ASSET VALUE	48
TAX INFORMATION	48
PORTFOLIO TRANSACTIONS	50
DISTRIBUTOR	51
SERVICES PLAN	51
CUSTODIAN	52
ADMINISTRATOR AND TRANSFER AGENT	52
COMPLIANCE SERVICES	53
OTHER INFORMATION	53
CODE OF ETHICS	53
COUNSEL	54
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	54
FINANCIAL STATEMENTS	54
MISCELLANEOUS	54
APPENDIX A	A-1

-ii-

DEFINED TERMS

In this Statement of Additional Information, the terms listed below have the following meanings:

Advisor – Community Capital Management, Inc., investment advisor to the Fund.

Sub-Advisor – Badge Investment Partners LLC, sub-advisor to the Fund.

Fund – CCM Active Income Fund.

Trust – Community Capital Trust.

1940 Act – The Investment Company Act of 1940, as amended.

Prospectus – The prospectus for Institutional Shares of the Fund as described on the front cover page of this Statement of Additional Information.

THE TRUST AND ITS SHARES

The Trust, which was formerly known as The Community Reinvestment Act Qualified Investment Fund, was organized on January 15, 1999, as a business trust under the laws of the State of Delaware.  The Trust is registered as an open-end, management investment company under the 1940 Act and currently consists of two separate series, including the Fund.  The Fund is a diversified portfolio under the 1940 Act.

Under the Trust’s Agreement and Declaration of Trust, the shares of beneficial interest in the Trust shall be divided into such transferable shares of one or more separate and distinct series or classes of a series as the Trustees shall from time to time create and establish.  The Trustees may, from time to time and without vote of the shareholders, issue shares of each series and class to a party or parties and for such amount and type of consideration and on such terms, subject to applicable law, as the Trustees may deem appropriate.  The Trustees may issue fractional shares and shares held in treasury.

Currently, the Trust offers a single class of shares of beneficial interest in the Fund, which has been designated Institutional Shares.

Shares of the Fund when issued will be fully paid and nonassessable.  Shareholders have no preemptive or other similar rights to subscribe to any additional shares of the Fund or other securities issued by the Trust or the Trustees of the Trust.

The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the shareholders of the Fund or any class of shares, to establish and designate and to change in any manner any initial or additional series or classes and to fix such preferences, voting powers, rights and privileges of such series or classes as the Trustees may from time to time determine, to divide or combine the shares of any series or classes into a greater or lesser number, to classify or reclassify any issued shares or any series or classes into one or more series or classes of shares, and to take such other action with respect to the shares as the Trustees may deem desirable.

All shares of each class of the Fund shall represent an equal proportionate interest in the assets belonging to the Fund (subject to the liabilities belonging to the Fund, and, in the case of each class, to the liabilities belonging to that class), and each share of any class of the Fund shall be equal to each other share of that class.

The liabilities, expenses, costs, charges and reserves charged to the Fund as a whole shall be allocated to each class of the Fund in the proportion that the assets belonging to such class bear to the assets belonging to all classes in the Fund.  To the extent permitted by rule or order of the Securities and Exchange Commission (“SEC”), the Trustees may allocate all or a portion of any liabilities belonging to the Fund to a particular class or classes as the Trustees may from time to time determine is appropriate.  In addition, all liabilities, expenses, costs, charges and reserves belonging to a class shall be allocated to such class.

Shareholders have the power to vote only: (a) for the election of one or more Trustees in order to comply with the provisions of the 1940 Act; (b) with respect to any contract required by the 1940 Act to be approved by shareholders; (c) with respect to termination of the Trust or any series or class to the extent required by applicable law; (d) with respect to any plan adopted pursuant to Rule 12b-1 under the 1940 Act, and related matters, to the extent required by the 1940 Act; and (e) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Trust’s Agreement and Declaration of Trust, the Trust’s By-Laws or as the Trustees may consider necessary or desirable.  Each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote.  There is no cumulative voting in the election of Trustees.  Shares may be voted in person or by proxy.  The Agreement and Declaration of Trust permits the termination of the Trust or any series or class of the Trust by the Trustees without shareholder approval.  The shareholders’ right to vote may be modified only by a majority vote of the shareholders.

The Agreement and Declaration of Trust provides that the Trustees and officers, when acting in their capacity as such, will not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust, or any Trustee or any officer of the Trust.  Neither a Trustee nor an officer of the Trust shall be liable for any act or omission in his capacity as Trustee or as an officer of the Trust, or for any act or omission of any other officer or employee of the Trust or of any other person or party, provided that the Agreement and Declaration of Trust does not protect any Trustee or officer against any liability to the Trust or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or the duties of such officer.

Each class of shares in the Fund is entitled equally to the Fund’s dividends and distributions except as follows: (1) each class will bear the expenses of any distribution plan or services plan applicable to such class; and (2) each class may incur differing transfer agency fees.  Standardized yield and total return quotations are computed separately for each class of shares.  The differences in expenses paid by the respective classes will affect their performance.  In the event of a liquidation of the Fund, shareholders of each class will be entitled to distribution of Fund assets that are allocated to such class and that are remaining after the payment of all Fund liabilities that are allocated to such class.  Such assets will be distributed to shareholders of each class in proportion to the number of shares of the class held by them.

The Fund may postpone the payment of redemption proceeds and may suspend the right of redemption during any period or at any time when and to the extent permissible under the 1940 Act.  The Fund may redeem shares involuntarily if the Trustees determine that failure to do so may have materially adverse consequences to shareholders.  In the event of an involuntary redemption, shareholders would have no further rights other than to receive the redemption price.  In addition, the Fund may redeem some or all shares held by:

(1)         a shareholder whose account value is less than the minimum required investment amount as a result of redemptions;

(2)         all shareholders of the Fund if the value of all shares is less than the minimum amount established by the Board of Trustees; or

(3)         any shareholder to reimburse the Fund for any loss or expense it has sustained or incurred resulting from:

 (a) the shareholder’s failure to make full payment for share purchases;

 (b) any defective redemption request;

 (c) indebtedness incurred in connection with facilitating (i) requests pending receipt of collected funds from investments sold on the date of the shareholder’s redemption request, (ii) redemption requests when the shareholder has also notified the Fund of his, her or its intention to deposit funds in his, her or its account on the date of the redemption request, or (iii) the purchase of investments pending receipt of collected funds when the shareholder has notified the Fund of his, her or its intention to deposit funds in his, her or its accounts on the date of the purchase of the investments; or

 (d) a transaction effected for the benefit of the shareholder.

The Fund may make payment wholly or partly in securities or other property.  In such an event, a shareholder would incur transaction costs in selling the securities or other property.  However, the Fund has filed an election with the SEC to pay in cash all redemptions requested by a shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.  Such commitment cannot be revoked without the prior approval of the SEC.

INVESTMENT POLICIES AND RESTRICTIONS

The Fund’s investment objective is to seek to provide (1) a high level of current income consistent with the preservation of capital and (2) reduced correlation to conventional stock and bond markets.

The following investment information supplements that set forth in the Prospectus, which describes the Fund’s principal investment strategies and the types of securities and other instruments in which the Fund primarily invests.

Arbitrage Strategies.  The Fund may use a variety of arbitrage strategies in pursuing its investment strategy. The underlying relationships among securities in which the Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses. The expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated. The expected timing of each transaction is also extremely important since the length of time that the Fund’s capital must be committed to any given transaction will affect the rate of return realized by the Fund, and delays can substantially reduce such returns. Therefore, unanticipated delays in timing could cause the Fund to lose money or not achieve the desired rate of return. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company and, as a result, may involve increased brokerage commission costs which will be borne directly by the Fund and ultimately by its investors. Certain investments of the Fund may, under certain circumstances, be subject to rapid and sizable losses.

In addition to the merger arbitrage and capital structure arbitrage strategies descried in the Prospectus, the Fund may also use fixed-income or interest rate arbitrage, convertible arbitrage, pairs trading and equity market neutral strategies.  Fixed-income or interest rate arbitrage is an investment strategy which consists of the discovery and exploitation of inefficiencies in the pricing of bonds yielding a contractually fixed stream of income.  Convertible arbitrage is a market-neutral investment strategy that involves the simultaneous purchase of convertible securities and the short sale of the same issuer’s common stock.  Pairs trading is an investment strategy that matches a long position with a short position in two stocks of the same sector, thus creating a hedge against the sector and the two stocks’ overall market.  Equity market neutral is an investment strategy that seeks to exploit the differences in stock prices by buying long and short on stocks within the same sector, industry, market capitalization industry, etc., thus creating a hedge against market factors.

Asset-Backed (including Mortgage-Backed) Securities.  The Fund may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables, municipal securities or other financial assets. The investment characteristics of asset-backed securities differ from those of traditional fixed-income securities. Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made periodically, thus in effect “passing through” such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security normally is subject to both call risk and extension risk, and an asset-backed security’s stated maturity may be shortened. In addition, the security’s total return may be difficult to predict precisely. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities.

If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculating the Fund’s average weighted maturity, the maturity of asset-backed securities will be based on estimates of average life. Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.

Asset-backed securities acquired by the Fund may include collateralized mortgage obligations (“CMOs”). CMOs provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits (“REMICs”). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways, and normally are considered derivative securities. In some cases CMOs may be highly leveraged and very speculative. The Fund will not purchase “residual” CMO interests, which normally exhibit greater price volatility.

There are a number of important differences among the agencies, instrumentalities and sponsored enterprises of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association (“Ginnie Mae”) include Ginnie Mae Mortgage Pass-Through Certificates, which are guaranteed as to the timely payment of principal and interest by Ginnie Mae and backed by the full faith and credit of the United States, which means that the U.S. government guarantees that the interest and principal will be paid when due. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

Mortgage-backed securities issued by the Federal National Mortgage Association (“Fannie Mae”) include Fannie Mae Guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States, except as described below, but are supported by the right of the issuer to borrow from the U.S. Treasury. Fannie Mae is a stockholder-owned corporation chartered under an Act of the U.S. Congress. Fannie Mae certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Mac certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal after default.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating federal sponsorship of Fannie Mae and Freddie Mac. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress with regard to such sponsorship or which proposals, if any, might be enacted. Such proposals, if enacted, might materially and adversely affect the availability of government guaranteed mortgage-backed securities and the Fund’s liquidity and value.

There is risk that the U.S. government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. The Fund may purchase U.S. government securities that are not backed by the full faith and credit of the United States, such as those issued by Fannie Mae and Freddie Mac. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

In September 2008, the U.S. Treasury Department and Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac would be placed in conservatorship under the FHFA. On June 16, 2010, FHFA ordered Fannie Mae’s and Freddie Mac’s stock de-listed from the New York Stock Exchange after the price of common stock in Fannie Mae fell below the New York Stock Exchange’s minimum average closing price of $1 for more than 30 days. The long-term effect that this conservatorship will have on Fannie Mae’s and Freddie Mac’s debt and equity and on securities guaranteed by Fannie Mae and Freddie Mac is unclear.

In a February 2011 report to Congress from the Treasury and the Department of Housing and Urban Development, the Obama administration provided a plan to reform the U.S. housing finance market.  The plan would reduce the role of and eventually eliminate Fannie Mae and Freddie Mac. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Authority or guaranteed by the Department of Veterans Affairs.  The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of Fannie Mae and Freddie Mac, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.

In addition, in August 2012, the Treasury announced that it had amended the terms of its bailout agreement with Fannie Mae and Freddie Mac in order to decrease the holdings of each firm more quickly.  Under the amended agreement, both Fannie Mae and Freddie Mac will have to turn over all profits they earn every quarter. They will also have to accelerate the reduction of their mortgage holdings to hit a cap of $250 million by 2018, four years earlier than planned.  Under the new arrangement, the portfolios of Fannie Mae and Freddie Mac can be no larger than $650 billion each at the end of 2012.

As a result of the economic recession that commenced in the U.S. in 2008, there is a heightened risk that the receivables and loans underlying the asset-backed securities purchased by the Fund may suffer greater levels of default than was historically experienced.

In addition, privately issued mortgage-backed securities (as well as other types of asset-backed securities) do not have the backing of any U.S. government agency, instrumentality or sponsored enterprise. The seller or servicer of the underlying mortgage obligations generally will make representations and warranties to certificate-holders as to certain characteristics of the mortgage loans and as to the accuracy of certain information furnished to the trustee in respect of each such mortgage loan. Upon a breach of any representation or warranty that materially and adversely affects the interests of the related certificate-holders in a mortgage loan, the seller or servicer generally will be obligated either to cure the breach in all material respects, to repurchase the mortgage loan or, if the related agreement so provides, to substitute in its place a mortgage loan pursuant to the conditions set forth therein. Such a repurchase or substitution obligation may constitute the sole remedy available to the related certificate-holders or the trustee for the material breach of any such representation or warranty by the seller or servicer. To provide additional investor protection, some mortgage-backed securities may have various types of credit enhancements, reserve funds, subordination provisions or other features. Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

The recent and unprecedented disruption in the residential mortgage-backed securities market (and in particular, the “subprime” residential mortgage market), the broader mortgage-backed securities market and the asset-backed securities market have resulted in downward price pressures and increasing foreclosures and defaults in residential and commercial real estate. Concerns over inflation, energy costs, geopolitical issues, the availability and cost of credit, the mortgage market and a declining real estate market have contributed to increased volatility and diminished expectations for the economy and markets going forward, and have contributed to dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, and significant asset write-downs by financial institutions. These conditions have prompted a number of financial institutions to seek additional capital, to merge with other institutions and, in some cases, to fail. The continuation or worsening of this general economic downturn may lead to further declines in income from, or the value of, real estate, including the real estate which secures the mortgage-backed securities held by the Fund. Additionally, a lack of credit availability, higher mortgage rates and decreases in the value of real property have occurred and may continue to occur or worsen, and potentially prevent borrowers from refinancing their mortgages, which may increase the likelihood of default on their mortgage loans. These economic conditions may also adversely affect the amount of proceeds the holder of a mortgage loan or mortgage-backed securities (including the mortgage-backed securities in which the Fund may invest) would realize in the event of a foreclosure or other exercise of remedies. Moreover, even if such mortgage-backed securities are performing as anticipated, the value of such securities in the secondary market may nevertheless fall or continue to fall as a result of deterioration in general market conditions for such mortgage-backed securities or other asset-backed or structured products. Trading activity associated with market indices may also drive spreads on those indices wider than spreads on mortgage-backed securities, thereby resulting in a decrease in value of such mortgage-backed securities, including the mortgage-backed securities owned by the Fund.

Asset-backed securities acquired by the Fund may also include collateralized debt obligations (“CDOs”). CDOs include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”) and other similarly structured securities.

A CBO is a trust or other special purpose entity (“SPE”) that is typically backed by a diversified pool of fixed-income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect the Fund against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of the Fund.

For both CBOs and CLOs, the cashflows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify as Rule 144A transactions. In addition to the normal risks associated with fixed-income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO’s manager may perform poorly or default.

Cash Management/Temporary Investments.  The Fund can hold uninvested cash or can invest in cash equivalents such as money market instruments, including U.S. Treasury bills, commercial paper or repurchase agreements. Generally, these securities offer less potential for gains than other types of securities. The Fund also may adopt temporary defensive positions by investing up to 100% of its assets in these instruments, even if the investments are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. To the extent the Fund invests in these temporary investments in this manner, the Fund may not achieve its investment objective.

Commodities Instruments.  There are several additional risks associated with transactions in commodity futures contracts, swaps on commodity futures contracts, commodity forward contracts and other commodities instruments.  In the commodity instruments markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling commodity instruments today to lock in the price of the commodity at delivery tomorrow.  In order to induce speculators to purchase the other side of the same commodity instrument, the commodity producer generally must sell the commodity instrument at a lower price than the expected future spot price.  Conversely, if most hedgers in the commodity instruments market are purchasing commodity instruments to hedge against a rise in prices, then speculators will only sell the other side of the commodity instrument at a higher future price than the expected future spot price of the commodity.  The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund.  If the nature of hedgers and speculators in commodity instruments markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new commodity instrument, the Fund might reinvest at a higher or lower future price, or choose to pursue other investments.  The commodities which underlie commodity instruments may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.  These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities.  Certain commodities are also subject to limited pricing flexibility because of supply and demand factors.  Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials.  These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.  Also, unlike the financial instruments markets, in the commodity instruments markets there are costs of physical storage associated with purchasing the underlying commodity.  The price of the commodity instruments contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity.  To the extent that the storage costs for an underlying commodity change while the Fund is invested in instruments on that commodity, the value of the commodity instrument may change proportionately.

Convertible Securities. The Fund may invest in convertible securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

In selecting convertible securities, the Advisor or Sub-Advisor may consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of portfolio securities as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed-income securities.

In general, investments in lower quality convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality also are likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher quality fixed-income securities. Such lower quality securities generally tend to reflect short-term corporate and market developments to a greater extent than higher quality securities, which react more to fluctuations in the general level of interest rates. When investing in convertible securities, the Fund generally will seek to reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on the Fund of any single investment, it does not reduce the overall risk of investing in lower quality securities.

Corporate Debt Obligations.  The Fund may invest in investment grade and non-investment grade corporate bonds and other evidences of corporate indebtedness (“debt securities”), including debt securities issued by companies involved in publicly announced mergers, takeovers and other corporate reorganizations, or may be exposed to debt securities through derivative instruments.

Although generally not as risky as the equity securities of the same issuer, debt securities may gain or lose value due to changes in interest rates and other general economic conditions, industry fundamentals, market sentiment and the issuer’s operating results, balance sheet and credit ratings. The market value of debt securities issued by companies involved in pending corporate mergers and takeovers may be determined in large part by the status of the transaction and its eventual outcome, especially if the debt securities are subject to change-of-control provisions that entitle the holder to be paid par value or some other specified dollar amount upon completion of the merger or takeover. Accordingly, the principal risk associated with investing in these debt securities is the possibility that the transaction may not be completed.

Distressed Securities.  The Fund may invest in distressed securities, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy. The Fund’s investments in distressed securities typically may involve the purchase of high-yield bonds, bank debt, corporate loans or other indebtedness of such companies. These investments may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Among the risks inherent in investments in a troubled issuer is that it frequently may be difficult to obtain information as to the true financial condition of the issuer. The Advisor’s or Sub-Advisor’s judgments about the credit quality of a financially distressed issuer and the relative value of its securities may prove to be wrong. No active trading market may exist for certain distressed investments including corporate loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded distressed investments.

Emerging Market Investments. The Fund may invest in securities of issuers located in emerging market countries. The securities markets of emerging market countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

Emerging market country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain emerging market countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in emerging market countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect the Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

With respect to investments in certain emerging market countries, antiquated legal systems may have an adverse impact on the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders in U.S. corporations.

Transaction costs, including brokerage commissions or dealer mark-ups, in emerging market countries may be higher than in the United States and other developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging market countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

Foreign investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees. These restrictions may limit the Fund’s investment in certain emerging market countries and may increase the expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from emerging market countries may be subject to restrictions which require governmental consents or prohibit repatriation entirely for a period of time. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Fund. The Fund may be required to establish special custodial or other arrangements before investing in certain emerging market countries.

Emerging market countries may be subject to a substantially greater degree of economic, political and social instability and disruption than is the case in the United States, Japan and most Western European countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the principal financial markets in which the Fund may invest and adversely affect the value of the Fund’s assets. The Fund’s investments can also be adversely affected by any increase in taxes or by political, economic or diplomatic developments.

The economies of emerging market countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many emerging market countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Other emerging market countries, on the other hand, have recently experienced deflationary pressures and are in economic recessions. The economies of many emerging market countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some emerging market countries are vulnerable to weakness in world prices for their commodity exports. The Fund’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates.

Equity Securities. The Fund may purchase equity securities or be exposed to equity securities through derivative instruments. Equity securities may include common and preferred stock, convertible securities, private investments in public equities, depositary receipts and warrants. Common stock represents an equity or ownership interest in a company. This interest often gives the Fund the right to vote on measures affecting the company’s organization and operations. Equity securities have a history of long-term growth in value, but their prices tend to fluctuate in the shorter term. Preferred stock generally does not exhibit as great a potential for appreciation or depreciation as common stock, although it ranks above common stock in its claim on income for dividend payments.

The market value of all securities, including equity securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth.

Equity Swaps. The Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Equity swaps also may be used by the Fund for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

The Fund will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an equity swap defaults, the Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Fund’s obligations, the Fund and the Advisor believe that such transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.

The Fund will not enter into any swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated either A, or A-1 or better by Standard & Poor’s® Rating Service (“S&P”) or Fitch Ratings (“Fitch”); or A or Prime-1 or better by Moody’s Investors Service, Inc. (“Moody’s”), or has received a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization (“NRSRO”). If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Sub-Advisor is incorrect in its forecasts of market values, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. For a description of Commodity Futures Trading Commission (“CFTC”) regulations affecting swaps and certain other derivatives, see “Futures Contracts and Related Options” on pages 20-21.

Exchange-Traded Funds (ETFs). The Fund may invest in investment companies whose shares are listed for trading on a national securities exchange or the Nasdaq Market System. ETF shares typically trade like shares of common stock and provide investment results that generally correspond to the price and yield performance of the component stocks of a widely recognized index such as the S&P 500® Index. There can be no assurance, however, that this can be accomplished as it may not be possible for an ETF to replicate the composition and relative weightings of the securities of its corresponding index. ETFs are subject to risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. Individual shares of an ETF are generally not redeemable at their net asset value, but trade on an exchange during the day at prices that are normally close to, but not the same as, their net asset value. There is no assurance that an active trading market will be maintained for the shares of an ETF or that market prices of the shares of an ETF will be close to their net asset values.

Investments in securities of ETFs beyond the limitations set forth in Section 12(d)(1)(A) of the 1940 Act are subject to certain terms and conditions set forth in an exemptive order issued by the SEC to the ETF. Section 12(d)(1)(A) states that a mutual fund may not acquire shares of other investment companies, such as ETFs, in excess of: 3% of the total outstanding voting stock of the investment company; 5% of its total assets invested in the investment company; or more than 10% of the fund’s total assets were to be invested in the aggregate in all investment companies. The purchase of shares of ETFs may result in duplication of expenses, including advisory fees, in addition to a mutual fund’s own expenses.

Exchange-Traded Notes (ETNs) . The Funds may invest in ETNs.  ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on the Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. The Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested.

Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward foreign currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.

When entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

When the Advisor or Sub-Advisor anticipates that a particular foreign currency may decline relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency. Similarly, when the securities held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it generally will not be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains, which might result from changes in the value of such currency. The Fund also may incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

In addition, the Fund may purchase or sell forward foreign currency exchange contracts to seek to increase total return or for cross-hedging purposes and may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the Advisor or Sub-Advisor believes that there is a pattern of correlation between the two currencies.

Liquid assets equal to the amount of the Fund’s assets that could be required to consummate forward contracts will be segregated except to the extent the contracts are otherwise “covered.” The segregated assets will be valued at market or fair value. If the market or fair value of such assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is “covered” if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price that is (i) no higher than the Fund’s price to sell the currency or (ii) greater than the Fund’s price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is “covered” if the Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price that is (i) as high as or higher than the Fund’s price to buy the currency or (ii) lower than the Fund’s price to buy the currency provided the Fund segregates liquid assets in the amount of the difference.

Foreign Government Debt Obligations . Investments in sovereign debt obligations involve special risks which are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the NAV of the Fund, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Foreign Securities. The Fund may invest in securities of foreign issuers either directly or through American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) or International Depositary Receipts (“IDRs”). ADRs are securities, typically issued by a U.S. financial institution (a “depository”), that evidence ownership interests in a security or pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underlying security may be denominated in a foreign currency. GDRs, EDRs and IDRs are securities that represent ownership interests in a security or pool of securities issued by a non-U.S. or U.S. corporation. Depositary receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and the depository, whereas an unsponsored facility is established by the depository without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all of the costs of the unsponsored facility. The depository of an unsponsored facility is frequently under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. The depository of unsponsored depositary receipts may provide less information to receipt holders. Investments in depositary receipts do not eliminate the risks in investing in foreign issuers. The underlying security may be subject to foreign government taxes, which would reduce the yield on such securities.

Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity and political stability. Volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility or price can be greater than in the United States. Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations. Inability to dispose of Fund securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the securities, or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States.

Settlement mechanics (e.g., mail service between the United States and foreign countries) may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.

Although the Fund may invest in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the net asset value (“NAV”) of the Fund’s shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Fund’s securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund’s securities in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund’s securities in its foreign markets. In addition to favorable and unfavorable currency exchange rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

The Fund may invest in obligations of foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars) as well as foreign branches of foreign banks. These investments involve risks that are different from investments in securities of U.S. banks, including potential unfavorable political and economic developments, different tax provisions, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. The Fund may also invest in Yankee bonds, which are issued by foreign governments and their agencies and foreign corporations, but pay interest in U.S. dollars and are typically issued in the United States.

Forward Commitments, When Issued Securities and Delayed-Delivery Transactions. The Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed-delivery) basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions normally are negotiated directly with the other party.

The Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or negotiate a commitment after entering into it. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.

When the Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund will segregate liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments until three days prior to the settlement date, or will otherwise cover its position. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions. For purposes of determining the Fund’s average dollar-weighted maturity, the maturity of when-issued, delayed-delivery or forward commitment securities will be calculated from the commitment date.

Futures Contracts and Related Options. The Fund may invest in futures contracts and may purchase and sell call and put options on futures contracts for hedging purposes, to seek to increase total return or for liquidity management purposes.

The Fund is a registered investment company and is presently exempt from regulation as a “commodity pool” under CFTC Rule 4.5 because it is limiting its investments in commodity futures, commodity options contracts and swaps to below the de minimis thresholds adopted by the CFTC in its recent amendments to Rule 4.5 (see below for a description of these thresholds).  For this reason, the Advisor is not required to register as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act at this time.

With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or a CPO. First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that the Advisor is required to register as a CPO, the disclosure and operations of the Fund would need to comply with all applicable CFTC regulations.

Compliance with these additional registration and regulatory requirements could increase operational expenses. Other potentially adverse regulatory initiatives could also develop. A related CFTC proposal to harmonize applicable CFTC and SEC regulations could, if adopted, mitigate certain disclosure and operational burdens if CPO registration were required.

When used as a hedge, the Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline or currency exchange fluctuations. The Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase a futures contract as a hedge in anticipation of purchase of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association (the “NFA”) nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided them by the NFA or any domestic futures exchange. In particular, the Fund’s investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

In connection with the Fund’s position in a futures contract or related option, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

Hedging Transactions. The Advisor or Sub-Advisor may, from time to time, employ various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Advisor’s/Sub-Advisor’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Advisor’s or Sub-Advisor’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner.

Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of those portfolio positions or prevent losses if the values of those positions decline. Rather, it establishes other positions designed to gain from those same declines, thus seeking to moderate the decline in the portfolio position’s value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. For a variety of reasons, the Advisor or Sub-Advisor may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs. The Advisor or Sub-Advisor may determine, in its sole discretion, not to hedge against certain risks and certain risks may exist that cannot be hedged. Furthermore, the Advisor or Sub-Advisor may not anticipate a particular risk so as to hedge against it effectively. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

Illiquid Securities.  The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, time deposits with maturities in excess of seven days, restricted securities, non-negotiable time deposits and other securities which are not readily marketable.

Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public.  Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.  The Fund’s investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities.  For purposes of the 15% limitation on purchases of illiquid securities described above, Rule 144A securities will not be considered to be illiquid if the Advisor or Sub-Advisor has determined, in accordance with guidelines established by the Fund’s Board of Trustees, that an adequate trading market exists for such securities.

Initial Public Offerings . The Fund may purchase stock in an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public. Risks associated with IPOs may include considerable fluctuation in the market value of IPO shares due to certain factors, such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, lack of information about the issuer and limited operating history. The purchase of IPO shares may involve high transaction costs. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. In addition, the Advisor or Sub-Advisor cannot guarantee continued access to IPOs.

Interest Rate Swaps, Total Rate of Return Swaps, Credit Swaps, Interest Rate Floors, Caps and Collars and Currency Swaps. The Fund may enter into swap transactions and transactions involving interest rate floors, caps and collars for hedging purposes or to seek to increase total return. These instruments are privately negotiated over-the-counter derivative products. A great deal of flexibility is possible in the way these instruments are structured. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. An interest rate collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Total rate of return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Credit swaps are contracts involving the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or, in the case of credit default swaps, the right to receive or make a payment from the other party, upon the occurrence of specific credit events. The Fund also may enter into currency swaps, which involve the exchange of the rights of the Fund and another party to make or receive payments in specific currencies.

Some transactions, such as interest rate swaps and total rate of return swaps are entered into on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the other party to such a transaction defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. In contrast, other transactions involve the payment of the gross amount owed. For example, currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by the Fund under a swap or an interest rate floor, cap or collar is covered by segregated cash or liquid assets, the Fund and the Advisor or Sub-Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restrictions.

Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced debt obligation in the event of a default by the issuer of the debt obligation. The use of credit default swaps may be limited by the Fund’s limitations on illiquid investments.

When used for hedging purposes, the Fund would be the buyer of a credit default swap contract. In that case, the Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or non-U.S. issuer, on the debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. Credit default swaps involve the risk that the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk—that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. When the Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

The Fund will not enter into a total rate of return, credit, currency or interest rate swap or interest rate floor, cap or collar transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P or Fitch, or A or Prime-1 or better by Moody’s or a comparable rating from another organization that is recognized as an NRSRO or, if unrated by such rating organization, is determined to be of comparable quality by the Advisor or Sub-Advisor. If there is a default by the other party to such transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The use of interest rate, total rate of return, credit and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Sub-Advisor is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used.

Investment Company Securities. The Fund may invest in securities issued by other investment companies to the extent permitted by the 1940 Act. Under the 1940 Act, the Fund’s investments in such securities currently are limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses. Rule 12d1-1 under the 1940 Act permits the Fund to invest an unlimited amount of its uninvested cash in a money market fund so long as, among other things, said investment is consistent with the Fund’s investment objective and policies. As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.

Lending of Portfolio Securities. The Fund may lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor or Sub-Advisor to be of good standing and only when, in the Advisor’s or Sub-Advisor’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Fund’s securities will be fully collateralized and marked to market daily. The Fund does not have the right to vote loaned securities. The Fund will attempt to call all loaned securities back to permit the exercise of voting rights, if time and jurisdictional restrictions permit. There is no guarantee that all loans can be recalled.

Leveraging.  The Fund may employ leverage in accordance with the fundamental investment limitations described below.  Leveraging the Fund creates an opportunity for increased net income, but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the NAV of the Fund’s shares and in the yield on the Fund’s portfolio. Although the principal of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding. Leveraging creates interest expenses for the Fund which could exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest that the Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. Because the SEC staff believes both reverse repurchase agreements and dollar roll transactions are collateralized borrowings, the SEC staff believes that they create leverage, which is a speculative factor. The requirement that such transactions be fully collateralized by assets segregated by the Fund’s custodian imposes a practical limit on the leverage these transactions create.

Non-Investment Grade Securities. Non-investment grade or “high yield” fixed income or convertible securities commonly known to investors as “junk bonds” are debt securities that are rated below investment grade by the major rating agencies or are unrated securities that the Advisor or Sub-Advisor believes are of comparable quality. While generally providing greater income and opportunity for gain, non-investment grade debt securities may be subject to greater risks than securities which have higher credit ratings, including a high risk of default, and their yields will fluctuate over time. High yield securities will generally be in the lower rating categories of recognized rating agencies (rated “Ba” or lower by Moody’s or “BB” or lower by S&P) or will be non-rated. The credit rating of a high yield security does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the issuer’s financial condition. High yield securities are considered to be speculative with respect to the capacity of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities.

In selecting non-investment grade securities, the Advisor or Sub-Advisor considers factors such as those relating to the creditworthiness of issuers, the ratings and performance of the securities, the protections afforded the securities and the diversity of the Fund. The Advisor or Sub-Advisor monitors the issuers of non-investment grade securities held by the Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests.

In the event that the Fund invests in high yield securities and experiences an unexpected level of net redemptions, the Fund could be forced to sell its holdings without regard to the investment merits, thereby decreasing the assets upon which the Fund’s rate of return is based.

The costs attributable to investing in the high yield bond markets are usually higher for several reasons, such as higher investment research costs and higher commission costs.

Options. The Fund may buy put options and buy call options and write covered call and secured put options. Such options may relate to particular securities, foreign and domestic stock indices, financial instruments, foreign currencies or the yield differential between two securities (“yield curve options”) and may or may not be listed on a domestic or foreign securities exchange or issued by the Options Clearing Corporation. A call option for a particular security or currency gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security or currency gives the purchaser the right to sell the security or currency at the stated exercise price prior to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

The Fund will write call options only if they are “covered.” In the case of a call option on a security or currency, the option is “covered” if the Fund owns the security or currency underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a portfolio of securities substantially replicating the index, or liquid assets equal to the contract value. A call option also is covered if the Fund holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the Fund segregates liquid assets in the amount of the difference.

All put options written by the Fund would be covered, which means that such Fund will segregate cash or liquid assets with a value at least equal to the exercise price of the put option or will use the other methods described in the next sentence. A put option also is covered if the Fund holds a put option on the same security or currency as the option written where the exercise price of the option held is (i) equal to or higher than the exercise price of the option written, or (ii) less than the exercise price of the option written provided the Fund segregates liquid assets in the amount of the difference.

With respect to yield curve options, a call (or put) option is covered if the Fund holds another call (or put) option on the spread between the same two securities and segregates liquid assets sufficient to cover the Fund’s net liability under the two options. Therefore, the Fund’s liability for such a covered option generally is limited to the difference between the amount of the Fund’s liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options also may be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations.

The Fund’s obligation to sell subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying security or currency or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

When the Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

There are several risks associated with transactions in certain options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Repurchase Agreements. The Fund may agree to purchase portfolio securities from domestic and foreign financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price (“repurchase agreements”). Repurchase agreements are considered to be loans under the 1940 Act. Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund’s acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements normally are held either by the Trust’s custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, in the event of a bankruptcy, the Fund could suffer additional losses if a court determines that the Fund’s interest in the collateral is unenforceable. If the Fund enters into a repurchase agreement with a foreign financial institution, it may be subject to the same risks associated with foreign securities (see “Foreign Securities” above).

Reverse Repurchase Agreements. The Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price (“reverse repurchase agreements”). The Fund may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

Short Sales. The Fund may enter into short sales. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short or (b) otherwise cover its short position in accordance with positions taken by the staff of the SEC.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale. The Fund may purchase call options to provide a hedge against an increase in the price of a security sold short by the Fund. See the section entitled “Options” above.

Short Sales “Against the Box.”  In addition to the short sales discussed above, the Fund may make short sales “against the box,” transactions in which the Fund enters into a short sale of a security that the Fund owns or has the right to obtain at no additional cost. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. It currently is anticipated that the Fund will make short sales against the box for purposes of protecting the value of the Fund’s net assets.

Small-Cap and Mid-Cap Stocks. The Fund may invest in securities of companies with small- and mid-size capitalizations. Such securities tend to be riskier than securities of companies with large capitalizations. This is because small- and mid-cap companies typically have smaller product lines and less access to liquidity than large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of small- and mid-cap companies tend to be less certain than large cap companies, and the dividends paid on small- and mid-cap stocks are frequently negligible. Moreover, small- and mid-cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of small- and mid-cap companies tend to be more volatile than those of large cap companies. The market for small-cap securities may be thinly traded and as a result, greater fluctuations in the price of small-cap securities may occur.

Taxable Municipal Bonds. The Fund may invest in taxable municipal bonds.  The two principal classifications of taxable municipal bonds which may be held by the Fund are “general obligation” bonds and “revenue” bonds.  General obligation bonds are generally secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest.  Revenue bonds are generally payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.  The Fund may also invest in “moral obligation” bonds, which are normally issued by special purpose public authorities.  If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of taxable municipal bonds, both within a particular category and between categories, and the yields on taxable bonds depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the taxable municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue.  The ratings of a NRSRO represent its opinion as to the quality of taxable municipal bonds.  It should be emphasized that these ratings are general and are not absolute standards of quality.  Taxable municipal bonds with the same maturity, interest rate and rating may have different yields.  Taxable municipal bonds of the same maturity and interest rate with different ratings may have the same yield.  Subsequent to its purchase by the fund, an issue of taxable municipal bonds may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.

The payment of principal and interest on most taxable municipal bonds purchased by the Fund will depend upon the stability of the issuers to meet their obligations.  Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate “issuer” as that term is used in this Statement of Additional Information.  An issuer’s obligations under its taxable municipal bond are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes.  The power or ability of an issuer to meet its obligation for the payment of interest on and principal of its taxable municipal securities may be materially adversely affected by litigation or other conditions.

U.S. Government Securities.  The Fund may purchase U.S. government agency and instrumentality obligations that are debt securities issued by U.S. government-sponsored enterprises and federal agencies. Some obligations of agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. government or by U.S. Treasury guarantees, such as securities of the Government National Mortgage Association (“GNMA”) and the Federal Housing Authority; others, by the ability of the issuer to borrow, provided approval is granted, from the U.S. Treasury, such as securities of Federal Home Loan Mortgage Corporation (“Freddie Mac”) and others, only by the credit of the agency or instrumentality issuing the obligation, such as securities of Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Such guarantees of U.S. government securities held by the Fund do not, however, guarantee the market value of the shares of the Fund. There is no guarantee that the U.S. government will continue to provide support to its agencies or instrumentalities in the future. U.S. government obligations that are not backed by the full faith and credit of the U.S. government are subject to greater risks than those that are backed by the full faith and credit of the U.S. government. All U.S. government obligations are subject to interest rate risk.

The Fund may purchase in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government, including, if applicable, options and futures on such obligations. The maturities of U.S. government securities usually range from three months to thirty years. Examples of types of U.S. government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank. U.S. government securities may include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (“TIPS”). The interest rate of TIPS, which is set at auction, remains fixed throughout the term of the security and the principal amount of the security is adjusted for inflation. The inflation-adjusted principal is not paid until maturity.

There is risk that the U.S. government will not provide financial support to its agencies, authorities, instrumentalities or sponsored enterprises. The Fund may purchase U.S. government securities that are not backed by the full faith and credit of the United States, such as those issued by Fannie Mae and Freddie Mac. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Investment Restrictions.  The following investment restrictions are fundamental policies of the Fund and may be changed only with the approval of a “majority of the outstanding voting securities” of the Fund as defined in the 1940 Act (see “Miscellaneous” below):

The Fund will not:

1.
With respect to 75% of its total assets taken at market value, invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer, except U.S. government securities and repurchase agreements collateralized by U.S. government securities.

2.
Make loans, except that the Fund (i) may purchase or hold debt instruments in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to portfolio securities, and (ii) may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund’s permitted investments, where the value of the collateral is equal at all times to at least 100% of the value of the securities loaned.

3.	Borrow money, except as permitted under the 1940 Act.

4.
Issue senior securities, except that the Fund may (a) borrow from domestic banks for temporary purposes, (b) enter into commitments to purchase securities in accordance with the Fund’s investment objective, policies and limitations, including but not limited to reverse repurchase agreements, delayed delivery securities and when-issued securities, (c) engage in short sales to the extent permitted by the Fund’s investment objective, policies and limitations, and (d) purchase or sell derivative instruments to the extent permitted by the Fund’s investment objective, policies and limitations.

5.
Act as an underwriter within the meaning of the Securities Act of 1933; except insofar as the Fund might be deemed to be an underwriter upon disposition of restricted portfolio securities; and except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.

6.
Purchase or sell real estate; except that the Fund may purchase securities that are secured by real estate and may purchase securities of issuers which deal in real estate or interests therein; however, the Fund will not purchase or sell interests in real estate limited partnerships.

7.
Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).  (For purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.)  This restriction does not apply to municipal bonds which have been pre-refunded by the use of obligations of the U.S. Government or any of its agencies and instrumentalities.

With respect to Investment Restriction No. 3 above, the 1940 Act permits the Fund to borrow from any bank, provided that immediately after any such borrowing, there is asset coverage of at least 300% for all borrowings of the Fund.  In addition, the Fund may engage in certain securities trading practices, such as reverse repurchase agreements, that are deemed to be borrowings under the 1940 Act, provided that the Fund maintains in a segregated custodial account liquid assets equal to the repurchase price (including secured interest).

The Fund has also adopted the following restrictions which may be changed by the Board of Trustees without shareholder approval:

The Fund may not:

1.	Invest in companies for the purpose of exercising management or control.

2.	Purchase securities of other investment companies except in connection with a merger, consolidation, reorganization, or acquisition of assets, or as is permitted by the 1940 Act.

If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of the Fund’s portfolio securities generally will not constitute a violation of the limitation.  With respect to borrowings, if the Fund’s asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Policies and Procedures Relating to Selective Disclosure of Portfolio Holdings

The Fund has adopted policies and procedures describing the circumstances under which the Fund, the Advisor, the Sub-Advisor, SEI Investments Global Funds Services, the Fund’s administrator and fund accounting agent, SEI Investment Management Company, the Fund’s transfer agent and UMB Fund Services, Inc., the Fund’s sub-transfer agent (collectively, the “Service Providers”) may disclose information about the Fund’s portfolio holdings.  Notwithstanding such policies and procedures, any disclosures of the Fund’s portfolio holdings must be consistent with the antifraud provisions of the federal securities laws and the fiduciary obligations of the Fund and the Service Providers.

Neither the Fund nor any Service Provider will disclose the Fund’s portfolio holdings information to any person other than in accordance with these policies and procedures.  The principal Service Provider responsible for dissemination of information about the Fund’s portfolio holdings is the Advisor.

Generally, the Fund and its Service Providers may disclose portfolio holdings information to any entity or party after the information has become public. A Service Provider may provide portfolio holdings information to third parties if such information has been included in the Fund’s public filings with the SEC, such as Form N-CSR or Form N-Q.

Service Providers may also disclose portfolio holdings prior to the portfolio holdings information being filed with the SEC or posted on the Fund’s webpage under certain limited circumstances.  Portfolio holdings information may be provided to third party service providers of auditing, legal, custody, proxy voting and other services for the Fund, including rating and ranking organizations and executing broker/dealers.  These third party service providers include (i) U.S. Bank National Association, the Fund’s custodian, (ii) Grant Thornton LLP, the Fund’s independent registered public accounting firm, (iii) Drinker Biddle & Reath LLP, counsel to the Fund, (iv) Smith-Edwards-Dunlap Company, the Fund’s printer, and (v) The Thomson Corporation, Morningstar Inc., Lipper and Standard & Poor’s, the Fund’s rating agencies.  These third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive.  Such third parties will receive portfolio holdings information only if the third party has executed a confidentiality agreement with the Fund or otherwise owes a duty of trust or confidence to the Fund or the Advisor, such as the Fund’s legal counsel.  Other than disclosure that is required under federal or state laws and regulations, shareholders are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. In the event that the Fund or a Service Provider discloses the Fund’s portfolio holdings to a selected third party for a legitimate business purpose that does not meet the foregoing criteria, such third party shall be required to execute a confidentiality agreement and shall not trade on such information.  Neither the Fund, a Service Provider nor any of its affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Fund’s portfolio holdings.

With respect to the disclosure of portfolio holdings information, the Advisor is authorized to prepare and post to the Fund’s website its portfolio holdings.  SEI Investments Global Funds Services, the Fund’s administrator, is responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Fund, or disclosure to a rating or ranking organization.  With respect to any other disclosure of the Fund’s portfolio holdings not referenced in the foregoing paragraphs, no disclosure may be made prior to such information becoming publicly disclosed unless: (i) the Fund has legitimate business purposes for doing so; (ii) the recipient has entered into a confidentiality agreement, which includes a duty not to trade on the nonpublic information; and (iii) the Fund’s President authorizes such disclosure after consultation with Fund counsel.  The Fund’s President will then notify the Board of the disclosure at the next regularly scheduled meeting of the Board.

In determining the existence of a legitimate business purpose, the following factors, and any additional relevant factors, shall be considered:  (i) that any prior disclosure is consistent with the anti-fraud provisions of the federal securities laws; and (ii) avoidance of any conflicts of interest between the interests of the Fund’s shareholders and the Service Providers, the Fund’s principal underwriter or any affiliated person (as that term is defined in the 1940 Act) of such entities.

The Advisor will notify the Board if disclosures are made concerning the Fund’s portfolio holdings in contravention of these policies and procedures.

INVESTMENT ADVISOR AND SUB-ADVISOR

The Advisor, located at 2500 Weston Road, Suite 101, Weston, FL 33331, was organized under the laws of the State of Delaware as an investment advisory corporation in 1998.  The Advisor is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

David K. Downes, President of the Fund and Chief Executive Officer of the Advisor, Barbara R. VanScoy, Executive Vice President of the Fund and Senior Portfolio Manager of the Advisor, Alyssa D. Greenspan, Vice President of the Fund and Chief Operating Officer of the Advisor, Michelle V. Rogers, Vice President of the Fund and Executive Vice President and Senior Portfolio Manager of the Advisor, Joseph H. Hastings, Treasurer of the Fund and Chief Financial Officer of the Advisor, and Stefanie J. Little, Chief Compliance Officer of the Fund and of the Advisor, are affiliated persons of both the Fund and the Advisor.

The following individuals or entities own 5% or more of the Advisor’s outstanding voting securities:
Todd J. Cohen, 32.53% (President and Chief Investment Officer of the Advisor); Carol D. Cooper, 26.48% (not considered a control person for purposes of the 1940 Act); Patricia R. Cohen Irrevocable Trust, Audrey J. Cohen trustee, 13.85%; David K. Downes, 9.62%; and Barbara R. VanScoy, 9.40%.

The Advisor provides investment advisory services to the Fund pursuant to an investment advisory agreement with the Fund (the “Advisory Agreement”).  Under the terms of the Advisory Agreement, the Advisor provides a continuous investment program for the Fund, including investment research and management with respect to all securities and investments and cash equivalents in the Fund.  The Advisor determines what securities and other investments will be purchased, retained or sold by the Fund and implements such determinations through the placement of orders for the execution of portfolio transactions with or through such brokers or dealers as the Advisor may select.

For the services provided and expenses assumed under the Advisory Agreement, the Advisor is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 1.00% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (other than acquired fund fees and expenses and short sale dividend expenses) for the Institutional Shares from exceeding 1.60% until June 1, 2014.  The Advisor has contractually agreed not to recoup amounts previously waived or reimbursed.

The Advisory Agreement provides that the Advisor shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Advisor’s willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement will continue in effect until May 31, 2014 and subsequently from year to year as long as such continuance is approved at least annually (i) by the vote of a majority of Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by the Board of Trustees, or by a vote of a “majority of the outstanding voting securities” of the Fund (as defined in the 1940 Act).  The Advisory Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The Sub-Advisor, located at 400 Kelby Street, Suite P4, Fort Lee, New Jersey 07024, was organized under the laws of the State of New Jersey as a limited liability company in 2013.  The Sub-Advisor is also registered with the Securities and Exchange Commission as an investment advisor under the Advisers Act.

The following individuals or entities own 5% or more of the Sub-Advisor’s outstanding voting securities: Andrew J. Cowen, 80% (Managing Member, Chief Investment Officer and Chief Compliance Officer of the Sub-Advisor); and Thomas R. Lott, 20%.

The Sub-Advisor, subject to the supervision and oversight of the Advisor, manages the investment and reinvestment of such portion of the assets of the Fund as the Advisor may from time to time allocate to the Sub-Advisor for management (the “Sub-Advised Assets”) pursuant to a Sub-Advisory Agreement with the Advisor (the “Sub-Advisory Agreement”).

For the services rendered, facilities furnished are expenses borne by the Sub-Advisor under the Sub-Advisory Agreement, the Advisor pays the Sub-Advisor a fee, computed daily and paid monthly, at the annual rate of 0.55% of the Sub-Advised Assets’ average daily net assets.

The Sub-Advisory Agreement will continue in effect until May 31, 2014 and subsequently from year to year as long as such continuance is approved at lease annually (1) by vote of a majority of Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval; and (ii) by the Board of Trustees, or by a vote of a “majority of the outstanding voting securities” of the Fund (as defined in the 1940 Act).  The Sub-Advisory Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The Advisor provides certain support services to the Sub-Advisor in return for a portion of the Sub-Advisor’s gross revenues.

Conflicts of Interest.  Investment decisions for the Fund may be made in conjunction with decisions for other accounts and/or funds with the same strategy.  The Advisor and Sub-Advisor recognize that potential conflicts may arise with respect to side-by-side management of the Fund and other investment accounts managed by the Advisor or Sub-Advisor, which may include privately offered funds, separately managed accounts of high net worth customers and institutional investors, and other registered investment companies.  These conflicts include, but may not be limited to, differing fee structures, differing investments selected for various vehicles, and inequitable allocation and aggregation trading practices.  Registered investment companies, private funds and separate accounts are generally invested pro-rata unless circumstances (e.g. a partially filled order) warrant a different approach.  Both the Advisor and Sub-Advisor have comprehensive policies and procedures designed to monitor and mitigate any perceived conflicts of interest.

Portfolio Managers – Other Accounts Managed by the Portfolio Managers

	Number of Other Accounts Managed and Total Assets by Account Type*						Number of Accounts and Total Assets for Which Advisory Fee is Performance Based*
Name of Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
CCM Active Income Fund			--	--
Todd Cohen	--	--	--	--	--	--	--	--	--	--	--	--
David Sand	--	--	--	--	--	--	--	--	--	--	--	--
Elliot Gilfarb	2	$1,535,074,657	--	--	29	$342,852,664	--	--	--	--	--	--
Andrew Shafter	--	--	--	--	--	--	--	--	--	--	--	--
Andrew J. Cowen	--	--	--	--	--	--	--	--	--	--	--	--

* This information is current as of April 30, 2013.

Portfolio Manager – Compensation

Advisor

Todd Cohen is paid a salary and bonus based upon the percentage of the profitability of the Advisor.  Each of David Sand, Elliot Gilfarb and Andrew Shafter is paid a fixed salary and is eligible for an annual bonus at the Advisor’s discretion, which is based upon the overall profitability of the Advisor.

Sub-Advisor

Andrew J. Cowen is compensated based upon the percentage of the Sub-Adviser’s profitability.

Portfolio Managers – Portfolio Managers’ Ownership of Securities in the Fund (to be completed)

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Managers*
CCM Active Income Fund
Todd Cohen	None
David Sand	None
Elliot Gilfarb	None
Andrew Shafter	None
Andrew J. Cowen	None

* The Fund had not commenced operations as of the date of this Statement of Additional Information.

PROXY VOTING POLICIES

The Board of Trustees has delegated the responsibility for voting proxies relating to the Fund’s portfolio securities to the Advisor.  The Advisor’s Proxy Voting Policies and Procedures (the “Policies”) require that the Advisor vote proxies received in a manner consistent with the best interests of the Trust and its shareholders.  The Advisor maintains records with respect to proxy voting as is required by applicable law.  Proxy voting authority rests with the portfolio manager (the “Proxy Administrator”).

The Advisor may be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes.  If the Advisor determines that there is any possibility that the vote may involve a material conflict of interest, the Proxy Administrator shall consult with the President of the Advisor who may then, among of things,  (i) hire an independent third party (or request a disinterested trustee of the Trust when voting securities held by the Trust) to make the voting recommendation to the Advisor or (ii) suggest that the client engage another party to determine how the proxies should be voted.  In all such cases, the Advisor will take steps designed to ensure that the decision to vote the proxies was based on the client’s best interest and was not a product of the conflict.

The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.  The Advisor votes all proxies received consistent with the promotion of long-term, sustainable growth of investments by encouraging sound and sustainable corporate governance.

The Fund’s complete proxy voting record, if any, for the most recent 12 month period ended June 30 will be available without charge, upon request, by calling the Fund toll-free at 1-866-202-3573 and on the SEC’s website at www.sec.gov.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the oversight of the Board of Trustees (the “Board”), subject to the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust.  The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers.  The officers of the Trust conduct and supervise the Trust’s daily business operations.  As of the date of this SAI, each Trustees oversees two series of the Trust, the Fund and The Community Reinvestment Act Qualified Investment Fund.

Trustees who are not deemed to be “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.”  Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.”  The Board is currently composed of five Independent Trustees.  The Board has selected John E. Taylor, an Independent Trustee, to act as Chairman.  Mr. Taylor’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings.  In the performance of his duties, Mr. Taylor consults with the other Independent Trustees and the Trust’s officers and legal counsel, as appropriate.  The Chairman may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities.  The Board conducts regular, in-person meetings at least four times a year, and hold special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting.  The Board also relies on professionals, such as the Trust’s independent registered public accounting firm and legal counsel, to assist the Trustees in performing their oversight responsibilities.

The Board has established four standing committees – Audit, Rate Reasonability and Market Risk, Governance and CRA Compliance Committees.  The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time.  Each Committee will meet periodically to perform its delegated oversight functions and report its findings and recommendations to the Board.  For more information on the Committees, see the section “Standing Board Committees,” below.

The Board has determined that the Trust’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Name, Address and Age	Position(s) Held with the Trust1	Served in Position Since2	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee3	Other Directorships Held by Trustee During Past 5 Years4
INDEPENDENT TRUSTEES
John E. Taylor Age 63	Chairman of the Board and Trustee	6/1/99	President and Chief Executive Officer, National Community Reinvestment Coalition, January 1992 to present.	2	None
Burton Emmer Age 75	Trustee	6/1/99	Assistant to Chief Executive Officer, CHS Electronics, Inc., October 1998 to December 2000; Partner, Grant Thornton LLP (certified public accountants), August 1979 to August 1998 .	2	None
Heinz Riehl Age 76	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present; Faculty Member, New York University, 1982 to 2008.	2	None
Irvin M. Henderson Age 56	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	2	None
Robert O. Lehrman Age 77	Trustee	9/29/00	Business consultant and special counsel; Chairman, Advisory Board, Lodestone Banking Consultancy; formerly, director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	2	None

Name, Address and Age	Position(s) Held with the Trust	Served in Position Since2	Principal Occupation(s) During Past 5 Years
OFFICERS
David K. Downes c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 72	President	1/29/04	Chief Executive Officer, Community Capital Management, Inc. since January 2004.
Barbara R. VanScoy c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, Fl 33331 Age 44	Executive Vice President	1/29/11	Co-Founder and Senior Portfolio Manager, Community Capital Management, Inc. November 1998.
Alyssa D. Greenspan c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, Fl 33331 Age 40	Vice President	10/22/10	Chief Operating Officer, Community Capital Management, Inc. since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management Inc. since May 2003.
Michelle V. Rogers c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, Fl 33331 Age 39	Vice President	1/29/11
Executive Vice President and Senior Portfolio Manager, Community Capital Management, Inc. since December 2010; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since October 2003.

Joseph H. Hastings, CPA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 62	Treasurer	5/1/06
Chief Financial Officer of Community Capital Management, Inc. since May 2006; Chief Compliance Officer of Community Capital Management, Inc., January 2007 through December 2010; Chief Compliance Officer of the Trust, January 2007 through July 2009.

Name, Address and Age	Position(s) Held with the Trust	Served in Position Since2	Principal Occupation(s) During Past 5 Years
OFFICERS
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 44	Chief Compliance Officer	12/18/09
President, Little Consulting Group, Inc. since 2011; Managing Member, SEC Compliance Alliance, LLC since 2012; Attorney, Cipperman & Company from 2007 to 2011; Director, Cipperman Compliance Services, LLC from 2009 to 2011; Chief Compliance Officer of Community Capital Management, Inc. since January 2010; Director, Legal & Contract Management, Brandywine Global Investment Management, LLC from 2004 to 2007.

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 52	Secretary	6/1/99	Partner, Drinker Biddle & Reath LLP (law firm) since 1993.

1	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101, Weston, Florida 33331 .
2
Each Trustee holds office until he resigns, is removed or dies.  The president, treasurer and secretary shall hold office for a one-year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3	The Fund Complex consists of the Trust. The Trust has two portfolios, the Fund and The Community Reinvestment Act Qualified Investment Fund.
4
Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

Trustee Experience, Qualifications, Attributes and/or Skills

The information above includes each Trustee’s principal occupations during the last five years.  Each Trustee possesses extensive additional experience, skills and attributes relevant to his qualifications to serve as a Trustee.  The cumulative background of each Trustee led to the conclusion that each Trustee should serve as a Trustee for the Trust.  Mr. Taylor, an attorney, brings to the Board over 25 years of senior executive-level management experience in the community development sector and has served on the boards of many government and non-profit entities.  Mr. Emmer brings over three decades of financial and accounting experience to the Board, in addition to senior executive-level management experience.  Mr. Riehl has demonstrated leadership and management abilities as evidenced in his senior executive positions in the banking and consulting industries.  Mr. Henderson has been an executive in various aspects of the financial planning and community development areas and also has served on the boards of many non-profit entities.  Mr. Lehrman has been a government counsel, and senior executive and board member in the banking industry, and for corporations and non-profits.  His voluntary service has included the fields of community development and affordable housing, education, cultural groups, foundations, health and human services, and professional societies.

The table below sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2012.

Name of Trustee	Dollar Range of Equity Securities in the Fund1	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies2
Burton Emmer	None	None
Heinz Riehl	None	Over $100,000
John E. Taylor	None	$1-$10,000
Irvin M. Henderson	None	None
Robert O. Lehrman	None	$50,000-$100,000

Effective June 1, 2012 each trustee receives a $28,000 retainer, $4,000 for each board meeting attended, whether participation is in person or telephone and $2,000 for participation in the annual telephonic meeting relating to contract renewal.  The annual Board Chair fee is $9,000, the annual Audit Committee Chair and financial expert fee is $6,000 and the annual fee for other Committee Chairs is $5,000.  Prior to June 1, 2012, each Trustee received a $25,000 retainer, the annual Board Chair fee was $7,500 and all other Board and Committee fees were the same as those currently in effect.  For the fiscal year ended May 31, 2012, the Trustees and Officers received aggregate fees, excluding expenses, of $235,750.  Drinker Biddle & Reath LLP, of which Mr. Malloy is a partner, receives legal fees as counsel to the Fund.  David K. Downes, an employee of the Advisor, does not receive compensation from the Trust for acting as President of the Trust.  Barbara R. VanScoy, an employee of the Advisor, does not receive compensation from the Trust for acting as Executive Vice President of the Trust.  Alyssa D. Greenspan, an employee of the Advisor, does not receive compensation from the Trust for acting as Vice President of the Trust.  Michelle V. Rogers, an employee of the Advisor, does not receive compensation from the Trust for acting as Vice President of the Trust.  Mr. Hastings, an employee of the Advisor, receives $70,000 in compensation for acting as Treasurer of the Trust.  As of April 30, 2013, the Trustees and Officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund.

1  The Fund was not offered as of December 31, 2012
2  As of December 31, 2012, the Trust offered one portfolio.

The table below sets forth the compensation that the Independent Trustees of the Trust received for the fiscal year ended May 31, 2012.  Interested Trustees receive no compensation.  Currently, all Trustees of the Trust are Independent Trustees.

Name of Person/Position	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation Paid to Trustees
Burton Emmer Trustee	$48,500	$0	$0	$48,500
Heinz Riehl Trustee	$47,500	$0	$0	$47,500
John E. Taylor Trustee	$46,750	$0	$0	$46,750
Irvin M. Henderson Trustee	$45,500	$0	$0	$45,500
Robert O. Lehrman Trustee	$47,500	$0	$0	$47,500

Standing Board Committees

The Board of Trustees has established four committees: Audit, Rate Reasonability and Market Risk, Governance and CRA Compliance.

The Audit Committee annually considers the engagement and compensation of the Trust’s independent auditors, oversees the audit process and reviews with the auditors the scope and results of the audit of the Trust’s financial statements.  Mr. Emmer is the Chairman of the Audit Committee and Messrs. Riehl and Lehrman are members of the Committee.  The Audit Committee met two times during the fiscal year ended May 31, 2012.

The Governance Committee is responsible for (1) the selection and nomination of candidates to serve as trustees, committee members, chairs and officers of the Fund; (2) reviewing and recommending the level of compensation for the independent trustees; and (3) oversight of all other Trust governance issues.  Mr. Lehrman is Chairman of the Governance Committee and Messrs. Henderson and Taylor are members of the Committee.  The Committee will consider nominees recommended by shareholders.  Recommendations should be submitted to the Committee in care of the Trust’s Secretary, Michael P. Malloy, Esq., Drinker Biddle & Reath LLP, One Logan Square, Ste. 2000, Philadelphia, PA 19103.  The Governance Committee met four times during the fiscal year ended May 31, 2012.

The Rate Reasonability and Market Risk Committee is responsible for the review of pricing and valuation, interest rate risk and credit risk issues.  Mr. Riehl is the Chairman of the Rate Reasonability and Market Risk Committee and Messrs. Emmer and Taylor are members of the Committee.  The Rate Reasonability and Market Risk Committee met four times during the fiscal year ended May 31, 2012.

The CRA Compliance Committee is responsible for the review of the Trust’s CRA compliance issues.  Mr. Henderson is Chairman of the CRA Compliance Committee and Messrs. Taylor and Riehl are members of the Committee.  The CRA Compliance Committee met four times during the fiscal year ended May 31, 2012.

Risk Oversight

The Board of Trustees performs its risk oversight function for the Trust through a combination of (1) direct oversight by the Board as a whole and Board committees and (2) indirect oversight through the Advisor and other Service Providers, Trust officers and the Trust’s Chief Compliance Officer.  The Trust is subject to a number of risks, including but not limited to investment risk, price risk, liquidity risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk.  Day-to-day risk management with respect to the Portfolios is the responsibility of the Advisor or other Service Providers (depending on the nature of the risk) that carry out the Trust’s investment management and business affairs.  Each of the Advisor and the other Service Providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from the Committees, the Advisor and Sub-Advisor or other Service Providers, receiving and approving compliance policies and procedures, periodic meetings with the Trust’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s Chief Compliance Officer to discuss compliance reports, findings and issues.  The Board also relies on the Advisor and other Service Providers, with respect to the day-to-day activities of the Trust, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.

Board oversight of risk management is also provided by various Board Committees.  For example, the Audit Committee meets with the Trust’s independent registered public accounting firm to ensure that the Trust’s audit scope includes risk-based considerations as to the Trust’s financial position and operations.

The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.  The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.

PERFORMANCE INFORMATION

From time to time the Fund may quote total return figures for its Institutional Shares.  “Total Return” for a period is the percentage change in value during the period of an investment in Institutional Shares, including the value of Institutional Shares acquired through reinvestment of all dividends and capital gains distributions. “Average Annual Total Return” is the average annual compounded rate of change in value represented by the Total Return for the period.

Average Annual Total Return is computed as follows:  T=[ERV/P)-1]1/n

Where:	T = average annual total return
P = a hypothetical initial investment of $1,000
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the applicable period

The formula for calculating Aggregate Total Return is as follows:

Aggregate Total Return = [(ERV/P) – 1]

The Fund may also advertise performance in terms of a 30-day yield quotation.  The 30-day yield quotation is computed by dividing the net investment income per Institutional Share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[(a-b/cd + 1)6 - 1]

Where:	a = dividends and interest earned during the period
b = expenses accrued for the period (net of reimbursement)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period

The Fund imposes no sales charges.  Income taxes are not taken into account.  The Fund’s performance is a function of conditions in the securities markets, portfolio management, and operating expenses.  Although total return and yield is useful in reviewing the Fund’s performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In reports or other communications to investors or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with (1) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or as set forth in the publications listed below, (2) one or more benchmark indices, or (3) other appropriate indices of investment securities or with data developed by the Advisor derived from such indices.  Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes,  Barron’s, The Wall Street Journal, The New York Times, or other national, regional or local publications.

In reports or other communications to investors or in advertising, the Fund may also describe the general biography or work experience of the portfolio manager(s) of the Fund and may include quotations attributable to the portfolio manager(s) describing approaches taken in managing the Fund’s investments, research methodology, underlying stock selection or the Fund’s investment objective.  The Fund may also discuss the continuum of risk and return relating to different investments.  In addition, the Fund may from time to time compare its expense ratios to those of investment companies with similar objectives and policies, as advertised by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.

NET ASSET VALUE

The net asset value per share of the Fund is calculated separately for each class of shares by dividing the total value of the Fund’s assets attributable to a particular class after subtracting liabilities charged to that class by the number of outstanding shares of that class.  The liabilities that are charged to the Fund are borne by each share of the Fund.  For purposes of valuing the Fund’s portfolio securities, securities traded on a national securities exchange are valued at the last reported bid price.  Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor, subject to the review and supervision of the Fund’s Board of Trustees.  Short-term obligations having a remaining maturity of 60 days or less may be valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair market value. Discounts and premiums on debt securities are amortized to income over their prospective lives, using the interest method.

TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this Statement of Additional Information are based on the Internal Revenue Code (the “Code”) and regulations issued under it, and on court decisions and administrative interpretations, as in effect on the date of this Statement of Additional Information.  Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may be retroactive.

General.  The Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As a regulated investment company, the Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders.  To qualify for treatment as a regulated investment company, the Fund must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these three requirements.  If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.  If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Taxation of Certain Investments.  The tax principles applicable to transactions in certain financial instruments, such as futures contracts and options, that may be engaged in by the Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate- level tax.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

State and Local Taxes.  Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

PORTFOLIO TRANSACTIONS

Debt securities are generally traded in the over-the-counter market.  Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (mark-up). In some instances, the Advisor or Sub-Advisor feels that better prices are available from non-principal market makers that are paid commissions directly.

Decisions to buy and sell securities for the Fund are made by the Advisor or Sub-Advisor subject to overall review by the Fund’s Board of Trustees.  The Advisor or Sub-Advisor places orders pursuant to its investment determinations for the Fund either directly with the issuer or with a broker or dealer.  In executing portfolio transactions and selecting brokers or dealers, the Advisor or Sub-Advisor uses its best efforts to seek on behalf of the Fund the best overall terms available.  In assessing the best overall terms available for any transaction, the Advisor or Sub-Advisor considers all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis.  When the Fund purchases or sells securities through brokers on an agency basis, in evaluating the best overall terms available, and in selecting the broker to execute a particular transaction, the Advisor or Sub-Advisor may also consider the brokerage and research services provided to the Fund and/or other accounts over which the Advisor or Sub-Advisor or an affiliate of the Advisor or Sub-Advisor exercises investment discretion.  The Advisor or Sub-Advisor is authorized to pay to a broker who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Advisor or Sub-Advisor determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of that particular transaction or in terms of the overall responsibilities of the Advisor or Sub-Advisor to the Fund.  These brokerage and research services may include but are not limited to, furnishing of advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in securities and the availability of securities or purchasers or sellers of securities; economic statistics; forecasting services; industry and company analyses; portfolio strategies; quantitative data; quotation services; order management systems for certain purposes; certain news services; credit rating services; testing services; execution services; market information systems; consulting services from economists and political analysts; and computer software or on-line data feeds.

The Advisor or Sub-Advisor will make investment decisions for the Fund independently from those of other clients of the Advisor or Sub-Advisor.  However, the same security may be held in the portfolio of the Fund and one or more other clients when the same security is believed suited for the investment objectives of the Fund and such other client(s).  Should two or more clients of the Advisor or Sub-Advisor simultaneously be engaged in the purchase or sale of the same security, to the extent possible, the transactions will be allocated as to price and amount in a manner fair and equitable to each client and the Fund.

The Advisor or Sub-Advisor may execute portfolio transactions through the Fund’s distributor, SEI Investments Distribution Co. (the “Distributor”).  Such transactions will be subject to the requirements of applicable law and will be reviewed by the Fund’s Board of Trustees.  The Distributor may not engage in portfolio transactions with the Fund when it acts as principal.

DISTRIBUTOR

The Distributor, located at One Freedom Valley Drive, Oaks, PA 19456, serves as principal underwriter for the Fund’s shares.  Shares of the Fund are sold on a continuous basis.  The distribution agreement between the Fund and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Fund’s shares.  However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives.

SERVICES PLAN

The Fund has adopted a Services Plan with respect to Institutional Shares pursuant to which the Fund intends to enter into servicing agreements with institutions. Pursuant to these servicing agreements, institutions render certain personal liaison and administrative support services to customers who are the beneficial owners of Institutional Shares in consideration for payment of up to 0.50% (on an annualized basis) (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) of the average daily net asset value of Institutional Shares of the Fund beneficially owned by such customers. Services under the Services Plan may include:  aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; processing dividend payments from the Fund; providing customers with information as to their positions in Institutional Shares; providing sub-accounting with respect to Institutional Shares or the information necessary for sub-accounting; and providing periodic mailings to customers. Such services are intended to supplement the services provided by the Fund’s administrator and transfer agent.

The Fund understands that institutions may charge fees to their customers who are the beneficial owners of Institutional Shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement entered into with refund, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Institutional Shares.

The Fund’s servicing agreements are governed by the Services Plan that has been adopted by the Fund’s Board of Trustees in connection with the offering of Institutional Shares of the Fund. Pursuant to the Services Plan, the Board of Trustees will review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with institutions must be approved annually by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the “Disinterested Trustees”).

The Board of Trustees has approved the Fund’s arrangements with institutions based on information provided by the Fund’s service contractors that there is a reasonable likelihood that the arrangements will benefit the Fund and the holders of Institutional Shares by affording the Fund greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Institutional Shares of the Fund. Any material amendment to the Fund’s arrangements with institutions must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the Fund’s arrangements with institutions are in effect, the selection and nomination of the members of the Trust’s Board of Trustees who are no “interested persons” (as defined in the 1940 Act) of the Trust will be committed to the discretion of such Disinterested Trustee.

CUSTODIAN

U.S. Bank National Association (the “Custodian”), with offices at 50 South 16th Street, Suite 2000, 20th Floor, EX-PA-WBSP, Philadelphia, PA 19102, acts as custodian for the Fund. As such, the Custodian holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Fund. The Custodian may appoint one or more sub-custodians to establish and maintain arrangements with Eligable Securities Depositories and Eligable Foreign Custodians (as definged in Rule 17f-5 under the 1940 Act) who are members of the sub-custodian's network to hold securities and cash of the Fund, provided that the Custodian will be liable for the actions of any sub-custodian appointed by it as if such actions had been done by the Custodian. The Custodian does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

ADMINISTRATOR AND TRANSFER AGENT

SEI Investments Global Funds Services (the “Administrator”), located at One Freedom Valley Drive, Oaks, PA 19456, provides administration and fund accounting services for the Fund pursuant to an Administration Agreement.  Under the Administration Agreement, the Administrator is responsible for a wide variety of functions, including but not limited to:

•	Fund accounting services
•	Financial statement preparation
•	Valuation of the Fund’s portfolio securities
•	Pricing the Fund’s shares
•	Assistance in preparing tax returns
•	Preparation and filing of required regulatory reports
•	Coordination of Board and shareholder meetings
•	Monitoring the Fund’s legal compliance

Under the Administration Agreement, the Fund pays the Administrator for administration and fund accounting services at the annual rate of 0.09% of the first $250 million of the Fund's aggregate net assets, plus 0.06% of the Fund’s  aggregate net assets in excess of $250 million , subject to an annual minimum fee of $75,000 , and $15,000 per annum for each additional class of shares. The Administrator has agreed to waive $50,000 of the Fund's annual minimum fee through December 31, 2015.

SEI Institutional Transfer Agent, Inc., assignee of SEI Investment Management Company (the “Transfer Agent”), located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Fund’s transfer agent and dividend disbursing agent pursuant to a Transfer Agency Agreement.  Under the Transfer Agency Agreement, the Transfer Agent is responsible for, among other things, communications with shareholders and maintaining shareholder account records.  Under the Transfer Agency Agreement, the Fund pays the Transfer Agent an annual base fee of 0.01% of the first $750 million of the Fund’s net assets, plus 0.0075% of the Fund’s net assets in excess of $750 million and up to $1.5 billion, plus 0.005% of the Fund’s net assets in excess of $1.5 billion, subject to a minimum annual fee of  $24,000 per class of shares. The Transfer Agent has agreed to waive $12,000 per class of the Fund's annual minimum fee for a period of two years from and after the Fund's initial funding date.  The Transfer Agent has delegated all of its duties and responsibilities under the Transfer Agency Agreement to UMB Fund Services, Inc. (“UMBFS”) as sub-transfer agent.  UMBFS is located at 803 West Michigan Street, Suite A, Milwaukee, WI  53233.

COMPLIANCE SERVICES

Little Consulting Group, Inc. (“Little Consulting”), located at 11 Gina Marie Lane, Elkton, MD 21921, provides compliance services to the Trust, including but not limited to providing a designated Chief Compliance Officer ("CCO") for the Trust, pursuant to a Compliance Services Agreement.  Pursuant to the Compliance Services Agreement, the Trust pays Little Consulting monthly fees for designated CCO services and ongoing compliance management services identified in the Agreement, plus reasonable out-of-pocket expenses.

OTHER INFORMATION

The Advisor may pay, out of its own assets, compensation to authorized dealers, service organizations and other financial intermediaries (“Intermediaries”) in connection with the sale and distribution of shares of the Fund and/or servicing of shares of the Fund.  These payments (“Additional Payments”) would be in addition to the payments by the Fund described in the Fund’s Prospectus and this Statement of Additional Information for shareholder servicing and processing.  These Additional Payments may take the form of “due diligence” payments for an Intermediary’s examination of the Fund and payments for providing extra employee training and information relating to the Fund; “listing” fees for the placement of the Fund on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Fund; “marketing support” fees for providing assistance in promoting the sale of the Fund’s shares; and payments for the sale of shares and/or the maintenance of share balances.  In addition, the Advisor may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder administration, servicing and processing fees paid by the Fund.  The Additional Payments made by the Advisor may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis.  The Additional Payments may be different for different Intermediaries.  Furthermore, the Advisor may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions.  The Advisor may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable Financial Industry Regulatory Authority, Inc. regulations.

CODE OF ETHICS

The Fund, the Advisor and the Sub-Advisor have adopted codes of ethics under Rule 17j-1 of the 1940 Act that permit investment personnel subject to their particular codes of ethics to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts.  The Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.

COUNSEL

Drinker Biddle & Reath LLP (of which Michael P. Malloy, Secretary of the Fund, is a partner), One Logan Square, Suite 2000, Philadelphia, PA 19103-6996, is counsel to the Fund and will pass upon certain legal matters on its behalf.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Grant Thornton LLP, with offices at 60 Broad Street, New York, NY 10004, serves as the Fund’s independent registered public accounting firm and provides audit and tax services to the Fund.

FINANCIAL STATEMENTS

There are no financial statements for the Fund because it had not yet commenced operation as of the date of this Statement of Additional Information.

MISCELLANEOUS

As used in this Statement of Additional Information and in the Fund’s Prospectus, a “majority of the outstanding voting securities” of the Fund or a particular class of shares means, with respect to the approval of an investment advisory agreement, Rule 12b-1 Plan or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the Fund or share class, as applicable, represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund or share class are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund or share class, as applicable.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in payment default.  The “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

           Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk.  Default is a real possibility.

“RD” – Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

“D” – Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” implies a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange.  A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations  rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default.  Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

“D” – An obligation rated “D” is in payment default.  The “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.  An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative.  “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics.  Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.  Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by DBRS for long-term debt:

“AAA” -  Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” implies that a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange.  A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”.  The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned:  a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).  The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG” scale.  The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

PART C
OTHER INFORMATION

Item 28.  Exhibits

(a)	(1)
Agreement and Declaration of Trust of Registrant dated January 14, 1999 is incorporated herein by reference to Exhibit (a) to Registrant’s Registration Statement on Form N-1A filed on February 3, 1999.

(2)	Amendment No. 1 dated as of January 25, 2013 and effective as of May 29, 2013 to Agreement and Declaration of Trust is filed herewith.

(b)	Bylaws of Registrant are incorporated herein by reference to Exhibit (b) to Registrant’s Registration Statement on Form N-1A filed on February 3, 1999.

(c)	Articles II, VI, VII and VIII of Registrant’s Agreement and Declaration of Trust dated January 14, 1999 are incorporated herein by reference to Exhibit (a).

(d)	(1)
Investment Management Agreement between Registrant and Community Capital Management, Inc. (formerly known as CRAFund Advisors, Inc.) dated as of June 1, 1999 is incorporated herein by reference to Exhibit (d) to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on June 8, 1999.

(2)
Amendment No. 1 to the Investment Management Agreement between Registrant and Community Capital Management, Inc. is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2009.

(3)
Amendment No. 2 to the Investment Management Agreement between Registrant and Community Capital Management, Inc. dated May 1, 2008 is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on September 26, 2008.

(4)	Form of Addendum No. 1 to the Investment Management Agreement between Registrant and Community Capital Management, Inc. is filed herewith.

(5)	Form of Sub-Advisory Agreement between Community Capital Management, Inc. and Badge Investment Partners LLC is filed herewith.

(e)	(1)
Distribution Agreement between Registrant and SEI Investments Distribution Co. dated December 22, 2006 is incorporated herein by reference to Exhibit (e) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2007.

(2)	Amendment No. 1 to the Distribution Agreement between Registrant and SEI Investments Distribution Co. is filed herewith.

(f)	None.

(g)	Custody Agreement between Registrant and U.S. Bank, National Association dated April 2 6 , 20 13 is filed herewith.

(h)	(1)
Administration Agreement between Registrant and SEI Investments Global Funds Services dated December 22, 2006 is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2007.

(2)
Amendment No. 1 to the Administration Agreement between Registrant and SEI Investments Global Funds Services dated June 26, 2008 is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on September 26, 2008.

(3)	Amendment No. 2 to the Administration Agreement between Registrant and SEI Investments Global Funds Services dated October 19, 2012 is filed herewith.

(4)	Form of Amendment No. 3 to the Administration Agreement between Registrant and SEI Investments Global Funds Services is filed herewith.

(5)
Transfer Agency Agreement between Registrant and SEI Institutional Transfer Agent, Inc. (assignee of SEI Investment Management Company) dated as of January 8, 2007 is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2007.

(6)	Form of Amendment No. 1 to the Transfer Agency Agreement between Registrant and SEI Institutional Transfer Agent, Inc. (assignee of SEI Investment Management Company) is filed herewith.

(7)
Sub-Transfer Agency Agreement between SEI Investment Management Company and UMB Fund Services, Inc. dated as of January 8, 2007 is incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2007.

(8)	Form of Amendment No. 1 to the Sub-Transfer Agency Agreement between SEI Investment Management Company and UMB Fund Services, Inc. is filed herewith.

(9)
Form of Waiver and Reimbursement Agreement between Registrant and Community Capital Management, Inc. with respect to CRA Shares, Institutional Shares and Retail Shares of The Community Reinvestment Act Qualified Investment Funds is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on September 26, 2008.

(10)	Form of Waiver and Reimbursement Agreement between Registrant and Community Capital Management, Inc. with respect to Institutional Shares of the CCM Active Income Fund is filed herewith.

(11)
Services Plan and Related Form of Servicing Agreement for Retail Shares of The Community Reinvestment Act Qualified Investment Fund is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2007.

(12)	Form of Services Plan and Related Form of Servicing Agreement for Institutional Shares of the CCM Active Income Fund is filed herewith.

(13)
Special Administrative Services Agreement between Registrant and Community Capital Management, Inc. with respect to CRA Shares of The Community Reinvestment Act Qualified Investment Fund is incorporated herein by reference to Exhibit (h)(7) to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2009.

(14)
Amendment No. 1 to the Special Administrative Services Agreement between Registrant and Community Capital Management, Inc. with respect to CRA Shares of The Community Reinvestment Act Qualified Investment Fund dated May 1, 2008 is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A filed on September 26, 2008.

(i)	(1)
Opinion and Consent of Drinker Biddle & Reath LLP dated June 7, 1999 is incorporated herein by reference to Exhibit (i) to Pre-Effective Amendment No. 2 to Registrant’s initial Registration Statement on Form N-1A filed on June 8, 1999.

(2)
Opinion and Consent of Drinker Biddle & Reath LLP with respect to Institutional Shares and Retail Shares of The Community Reinvestment Act Qualified Investment Fund is incorporated herein by reference to Exhibit (i)(2) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2007.

(3)
Opinion and Consent of Drinker Biddle & Reath LLP dated March 15, 2013 with respect to Institutional Shares of the CCM Active Income Fund is incorporated herein by reference to Exhibit (i)(3) to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed on March 15, 2013.

(j)	Consent of Drinker Biddle & Reath LLP is filed herewith.

(k)	None.

(l)
Share Purchase Agreement between Registrant and Community Capital Management, Inc. dated as of June 1, 1999 is incorporated herein by reference to Exhibit (l) to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on June 8, 1999.

(m)	Form of Share Purchase Agreement between Registrant and Community Capital Management, Inc. with respect to the CCM Active Income Fund is filed herewith.

(n)	(1)
Distribution Plan and Form of Agreement for CRA Shares of The Community Reinvestment Act Qualified Investment Fund is incorporated herein by reference to Exhibit (m)(1) to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed on June 8, 2000.

(2)
Forms of Agreements Pursuant to Rule 12b-1 are incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2004.

(3)
Distribution Plan for Retail Shares of The Community Reinvestment Act Qualified Investment Fund is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2007.

(o)	Plan in Accordance with Rule 18f-3 is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2007.

(p)	(1)	Code of Ethics of Registrant is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A filed on September 28, 2006.

(2)
Code of Ethics of Community Capital Management, Inc. is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A filed on September 27, 2012.

(3)	Code of Ethics of Badge Investment Partners LLC is filed herewith.

Item 29.  Persons Controlled by or under Common Control with Registrant.

Registrant is controlled by its Board of Trustees.

Item 30.  Indemnification.

Section 3817 of Title 12 of the Delaware Code authorizes a business trust to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions, if any, that are set forth in the business trust’s governing instrument.

Section 8.2 of Registrant’s Agreement and Declaration of Trust, incorporated herein by reference to Exhibit (a), provides for the indemnification of Registrant’s trustees and officers.  Indemnification of Registrant’s principal underwriter against certain losses is provided for in Article 6 of the Distribution Agreement incorporated herein by reference to Exhibit (e).  Limitations on the liability of the Registrant’s investment adviser are provided for in Section 9 of the Investment Management Agreement incorporated herein by reference to Exhibit (d)(1) hereto.  Indemnification of Registrant’s administrator against certain losses is provided for in Section 5 of the Administration Agreement incorporated herein by reference to Exhibit (h)(1).  Indemnification of Registrant’s transfer agent against certain losses is provided for in Article IX of the Transfer Agency Agreement incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on March 1, 2007.

The trustees and officers of the Registrant are insured under an errors and omissions liability insurance policy.  The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

In no event will Registrant indemnify any of its trustees or officers against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.  Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Advisor and Sub-Advisor.

Community Capital Management, Inc. (the “Advisor”) was organized under the laws of the State of Delaware as an investment advisory corporation in 1998.

The Advisor has no other business or other connections.

Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of the Advisor who are or who have been engaged in any other business, profession, vocation or employment of a substantial nature during the past two years.

Name	Position with Advisor	Position with Registrant	Position with Other Entity
David K. Downes	Chief Executive Officer	President	Trustee – Oppenheimer Funds Board I* Director – Internet Capital Group, Inc.** Director – THL Credit, Inc.*** Appointed Chair – U.S. Trust Investment Committee, Glaxo SmithKline, PLC****
Joseph H. Hastings	Chief Financial Officer	Treasurer	--
Stefanie J. Little	Chief Compliance Officer	Chief Compliance Officer	President-Little Consulting Group***** Managing Member-SEC Compliance Alliance LLC******
Todd J. Cohen	Director	--	--
Alyssa D. Greenspan	Director	Vice President	--
Michelle Rogers	Director	Vice President	--
Barbara VanScoy	Director	Executive Vice President	Director – Southern Municipal Finance Society*******

*	The principal address of Oppenheimer Funds, Inc. is 6803 South Tucson Way, Centennial, Colorado, 80112.
**	The principal address of Internet Capital Group, Inc. is 690 Lee Road, Suite 310, Wayne, PA, 19087.
***	The principal address of THL Credit, Inc. is 100 Federal Street, 31st Floor, Boston, MA 02110.
****	The principal U.S. address of Glaxo SmithKline, PLC is 1500 Spring Garden Street, Philadelphia, PA 19130.
*****	The principal address of Little Consulting Group is 11 Gina Marie Lane, Elkton, MD 21921.
******	The principal address of SEC Compliance Alliance LLC is 7 Rolling Road, Wynnewood, PA 19096
*******	The principal address of Southern Municipal Finance Society is P.O. Box 14893, Pittsburgh, PA 15234.

Badge Investment Partners LLC (the “Sub-Advisor) is a sub-advisor for Registrant’s CCM Active Income Fund.  The Sub-Advisor was registered under the laws of the State of New Jersey as a limited liability company in 2013.

Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of the Sub-Advisor who are or who have been engaged in any other business, profession, vocation or engagement of a substantial nature during the past two years.

Name	Position with Sub-Advisor	Position with Registrant	Position with Other Entity
Andrew J. Cowen	Sole Managing Member , Chief Investment Officer and Chief Compliance Officer	None	Analyst, Raptor Group (unregistered hedge fund) until June 2012 Inactive Partner, Tricadia Capital Management (hedge fund)
Thomas Lott	Managing Director	None	None

Item 32.  Principal Underwriters.

(a)	SEI Investments Distribution Co. (the “Distributor”) serves as principal underwriter for Registrant’s shares. The Distributor also acts as distributor for:

SEI Daily Income Trust
SEI Liquid Asset Trust
SEI Tax Exempt Trust
SEI Institutional Managed Trust
SEI Institutional International Trust
The Advisors’ Inner Circle Fund
The Advisors’ Inner Circle Fund II
Bishop Street Funds
SEI Asset Allocation Trust
SEI Institutional Investments Trust
CNI Charter Funds
Causeway Capital Management Trust
ProShares Trust
TD Asset Management USA Funds
SEI Alpha Strategy Portfolios, L.P.
SEI Structured Credit Fund, LP
Wilshire Mutual Funds, Inc.
Wilshire Variable Insurance Trust
Global X Funds
ProShares Trust II
Exchange Traced Concepts Trust (f/k/a FaithShares Trust)
Schwab Strategic Trust
RiverPark Funds
Adviser Managed Trust Fund
Huntington Strategy Shares
New Covenant Funds
Cambria ETF Trust
Highland Funds (f/k/a Pyxis Funds I)
KKR Series Trust
KKR Alternative Corporate Opportunities Fund
KKR Alternative Corporate Opportunities Fund P
Krane Shares Trust

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments.  These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”), and automated execution, clearing and settlement of securities transactions (“Market Link”).

(b)	The table below provides information for each director, officer or partner of the Distributor:

Name and Principal Business Address*	Positions and Offices with the Distributor	Positions and Offices with Registrant
William M. Doran	Director	None
Edward D. Loughlin	Director	None
Wayne M. Withrow	Director	None
Kevin P. Barr	President & Chief Executive Officer	None
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	None
Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	None
John C. Munch	General Counsel & Secretary	None
Mark J. Held	Senior Vice President	None
Lori L. White	Vice President & Assistant Secretary	None
John P. Coary	Vice President & Assistant Secretary	None
John J. Cronin	Vice President	None
Robert M. Silvestri	Vice President	None

* The business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

(c)	None.

Item 33.  Location of Accounts and Records.

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Community Capital Management, Inc.
2500 Weston Road
Suite 101
Weston, FL  33331

Badge Investment Partners LLC
400 Kelby Street, Suite P4
Fort Lee, NJ 07024

Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA  19103

U.S. Bank National Association
50 South 16th Street
Suite 2000, 20th Floor
EX-PA-WBSP
Philadelphia, PA 19102

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

SEI Investment Management Company
One Freedom Valley Drive
Oaks, PA  19456

UMB Fund Services, Inc.
803 West Michigan Street
Suite A
Milwaukee, WI  53233

Item 34.  Management Services.

Not applicable.

Item 35.  Undertakings.

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 24 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Chester and Commonwealth of Pennsylvania on the 29th of May, 2013.

Community Capital Trust (Formerly The Community Reinvestment Act Qualified Investment Fund)
Registrant

/s/ David K. Downes
David K. Downes
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date
/s/ David K. Downes	President	May 29, 2013
David K. Downes
/s/ Joseph H. Hastings	Treasurer	May 29, 2013
Joseph H. Hastings
*John E. Taylor	Trustee and Chairman	May 29, 2013
John E. Taylor
*Burton Emmer	Trustee	May 29, 2013
Burton Emmer
*Irvin M. Henderson	Trustee	May 29, 2013
Irvin M. Henderson
*Robert Orrin Lehrman	Trustee	May 29, 2013
Robert Orrin Lehrman
*Heinz Riehl	Trustee	May 29, 2013
Heinz Riehl
/s/ David K. Downes
*By: David K. Downes Attorney-in-Fact

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(the "Trust")

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Irvin M. Henderson, hereby constitutes and appoints David K. Downes his true and lawful attorney, to execute in his name, place and stead, in his capacity as Trustee of the Trust, any and all amendments to the Trust’s Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney, being hereby ratified and approved.

DATED:	September 1, 2004

/s/ Irvin M. Henderson
Irvin M. Henderson

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(the "Trust")

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Burton Emmer, hereby constitutes and appoints David K. Downes his true and lawful attorney, to execute in his name, place and stead, in his capacity as Trustee of the Trust, any and all amendments to the Trust’s Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney, being hereby ratified and approved.

DATED:	September 1, 2004

/s/ Burton Emmer
Burton Emmer

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(the "Trust")

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Heinz Riehl, hereby constitutes and appoints David K. Downes his true and lawful attorney, to execute in his name, place and stead, in his capacity as Trustee of the Trust, any and all amendments to the Trust’s Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney, being hereby ratified and approved.

DATED:	September 1, 2004

/s/ Heinz Riehl
Heinz Riehl

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(the "Trust")

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, John E. Taylor, hereby constitutes and appoints David K. Downes his true and lawful attorney, to execute in his name, place and stead, in his capacity as Trustee of the Trust, any and all amendments to the Trust’s Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney, being hereby ratified and approved.

DATED:	September 1, 2004

/s/ John E. Taylor
John E. Taylor

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
(the "Trust")

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Orrin Lehrman, hereby constitutes and appoints David K. Downes his true and lawful attorney, to execute in his name, place and stead, in his capacity as Trustee of the Trust, any and all amendments to the Trust’s Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have the power to act thereunder and shall have full power of substitution and resubstitution; and to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney, being hereby ratified and approved.

DATED:	September 1, 2004

/s/ Robert Orrin Lehrman
Robert Orrin Lehrman

EXHIBIT INDEX

Exhibit No.	Description

(a)	(2)	Amendment No. 1 to Agreement and Declaration of Trust

(d)	(4)	Form of Addendum No. 1 to the Investment Management Agreement between Registrant and Community Capital Management, Inc.

(5)	Form of Sub-Advisory Agreement between Community Capital Management, Inc. and Badge Investment Partners LLC

(e)	(2)	Amendment No. 1 to the Distribution Agreement between Registrant and SEI Investments Distribution Co.

(g)	Custody Agreement between Registrant and U.S. Bank, National Association

(h)	(3)	Amendment No. 2 to the Administration Agreement between Registrant and SEI Investments Global Funds Services

(4)	Form of Amendment No. 3 to the Administration Agreement between Registrant and SEI Investments Global Funds Services

(6)	Form of Amendment No. 1 to the Transfer Agency Agreement between Registrant and SEI Investment Management Company

(8)	Form of Amendment No. 1 to the Sub-Transfer Agency Agreement between SEI Investment Management Company and UMB Fund Services, Inc.

(10)	Form of Waiver and Reimbursement Agreement between Registrant and Community Capital Management, Inc. with respect to Institutional Shares of the CCM Active Income Fund

(12)	Form of Services Plan and Related Form of Servicing Agreement for Institutional Shares of the CCM Active Income Fund

(j)	Consent of Drinker Biddle & Reath LLP

(m)	Form of Share Purchase Agreement between Registrant and Community Capital Management, Inc. with respect to the CCM Active Income Fund

(p)	(3)	Code of Ethics of Badge Investment Partners LLC